                                              First Eagle SoGen Funds






                                                       Annual Report
                                                       October 31, 2001

                                                       First Eagle SoGen
                                                       Global Fund

                                                       First Eagle SoGen
                                                       Overseas Fund

                                                       First Eagle
                                                       U.S. Value Fund

                                                       First Eagle SoGen
                                                       Gold Fund

                                                       Annual Report






ANNUAL REPORT

                         First Eagle SoGen Funds, Inc.
                            THE PRESIDENTS' LETTER

Dear Shareholder:

In the 1980's and in the 1990's -- for twenty years -- good news was the rule, at least in the United States market (and, to a lesser extent, in Europe). And whenever there was bad news (in October 1987 for example, or in the summer of 1998), the Federal Reserve flooded the system with liquidity, and the crisis was over in a month or two. No wonder a speculative bubble developed in the late 1990's... But over the past eighteen months, first the bubble burst, then the American (indeed the world) economy weakened, finally we had the tragedy of September 11th, all of which goes to show that there are risks with equities. Some may have forgotten it. We never did. We always insisted on what Benjamin Graham called the 'margin of safety'. We still do. In other words, we will only buy (or hold) a stock if its valuation is low enough, i.e. if it is selling much below what we perceive to be its 'intrinsic' value. Admittedly, we make exceptions to the rule (that's what rules are for...). On rare occasions -- and not without trepidation -- we buy -- to quote Warren Buffett -- 'a comfortable business at a questionable price.'

To illustrate our investment approach, let's briefly discuss Corporacion Financiera Alba SA ('Alba'), a large stake in both your First Eagle SoGen Global and First Eagle SoGen Overseas Funds. A warning: we never know in advance which stocks we own will work out and which won't -- that's why we diversify -- so buyer beware.... Alba is a Spanish 'holding' company, i.e. it owns stakes in several businesses. About half its net asset value is accounted for by its 3% interest in Carrefour, and the rest is reasonably attractive. Carrefour is the second largest retailer in the world (after Wal-Mart) and, we believe, a 'comfortable' business but the stock, though much cheaper than Wal-Mart, is somewhat expensive to our taste. However, Alba sells at a 40% discount to its net asset value (value investors love discounts...). So we see Alba as an indirect, partial, but cheap way into Carrefour. Could then Alba be a 'comfortable' business at a 'comfortable' price? Only time will tell.

In the continuing Bank for International Settlements saga, your funds' lawyers recently submitted a Statement of Claim to the International Tribunal in The Hague. Our valuation case is so simple and so strong that we believe we should prevail. But, if we do, it will take time.

Our First Eagle U.S. Value Fund opened for business in September. We now have a global fund -- under current management for 23 years -- an international fund created 8 years ago -- and the new domestic equity fund. And a gold fund, just in case...

Sincerely,

Jean-Marie Eveillard          John P. Arnhold
Jean-Marie Eveillard          John P. Arnhold
Co-President                  Co-President

December 3, 2001

                         First Eagle SoGen Funds, Inc.
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

[Photo]
Charles de Vaulx (left), Jean-Marie Eveillard
(right)

                          The bursting of the bubble that started mid-March 2000 resulted in huge losses on so-called 'new economy' stocks (defined as technology, media and telecommunications), both in the U.S. and outside the U.S. Starting in mid-October 2000, however, many 'old economy' stocks (typically the type of stocks held by the Funds) started to rally in the U.S. because they were cheap and because of the belief that any economic slowdown in the U.S. would be quickly followed by a
V-shaped recovery. Interestingly, similar 'old economy' stocks have barely recovered outside the U.S., perhaps out of fear that the policy makers in Europe and Japan would never be able to engineer an economic recovery. This helps explain the difference in performance between the First Eagle SoGen Global Fund and the First Eagle SoGen Overseas Fund over the one year period ending
October 31, 2001.

The First Eagle SoGen Global, First Eagle SoGen Overseas and First Eagle SoGen Gold Funds have benefited to some extent from corporate activity as a few of the companies owned in the portfolios were the object of takeover bids (actual or anticipated), mergers or corporate reorganizations. Foreign exchange fluctuations had a very limited impact on the Funds as the euro was essentially flat over that period while the Funds were largely insulated from the yen's
11% decline against the U.S. dollar by being 65%-70% hedged.

First Eagle SoGen Global Fund

The net asset value of the Fund's Class `A' shares rose 9.0% between November 1, 2000 and October 31, 2001, better than the MSCI World Index which was down 25.51% over that period. Most of that performance came from the Global Fund's stocks in the U.S., where many value stocks were up over that period, particularly small cap value stocks. Gold related stocks also helped performance.

First Eagle SoGen Overseas Fund

The net asset value of the Fund's Class `A' shares rose 2.0% for the period from November 1, 2000 to October 31, 2001, while the MSCI EAFE Index fell 24.93% over that period.

The foreign stocks that helped the First Eagle SoGen Overseas Fund include those stocks that rose due to corporate activity that were discussed for the Global Fund (Legrand, Buderus AG, Canadian Pacific) as well as from stocks that rose on their own. These include: OPG, a wholesale drug distributor in the Netherlands; Industrias Penoles, S.A. de C.V., a Mexican silver producer; Mandom Corporation, a cosmetics manufacturer in Japan; Shaw Brothers Limited, a holding company with a stake in TVB in Hong Kong.

A few securities had a negative impact on the First Eagle SoGen Overseas Fund's net asset value: Enodis plc, a United Kingdom manufacturer of commercial food equipment, and Shimano Inc., a Japanese manufacturer of bicycle parts. We believe the stock price drop of these two companies represents a good buying opportunity and we have been adding to these holdings.

Finally, SwissAir Group (the Swiss airline carrier) went bankrupt late October 2001 in the aftermath of the September 11th attack.

First Eagle U.S. Value Fund

Between September 4, 2001, the inception date of the First Eagle U.S. Value Fund, and October 31, 2001, the net asset value of the Fund's Class `A' shares rose 1.60%, while the Russell 2000 declined 8.08% over that period. The Fund was just one week old when the shocking September 11th attacks took place. The Fund was only 35% invested by then, which cushioned the blow. Stocks that helped performance include names as varied as Hancock Fabrics, Inc. (retail), Adolph Coors Company (consumer products) or Furniture Brands International (consumer products), while decliners include Greif Brothers Corp. (paper and forest products) and Security Capital Group, Inc. (real estate), which has recently received a takeover offer of $26 per share (or about 26% more than its closing price of $20.70 per share on December 14, 2001) by General Electric Co.

First Eagle SoGen Gold Fund

Between November 1, 2000 and October 31, 2001, the price of gold rose from $265 to $280, i.e. 5.7%, helped by reduced hedging activity by gold mining companies as well as global financial uncertainty. The net asset value of the Fund's Class `A' shares rose 45.2% while the FT Gold Mines Index was up 42.03% over that period.

The Fund's performance was better than most, if not all, of its peers for three reasons. The first is that the Fund focuses primarily on the gold companies that do not hedge. The Fund also was not exposed to platinum/palladium stocks that were down over that period. Lastly, the Fund benefited from corporate activity, with both Homestake Mining and Normandy Mining receiving takeover bids at significant premia over where they were trading.


Charles de Vaulx
Charles de Vaulx
Co-Manager

FIRST EAGLE SOGEN GLOBAL FUND
10/31/2001

                                 --------------
                                 FUND OVERVIEW

The First Eagle SoGen Global Fund seeks long-term growth of capital by investing in a wide range of asset classes from markets in the United States and around the world. This truly global fund is managed with a highly disciplined, bottom-up, value oriented style that helps minimize risk.

-------------------------
 PERFORMANCE COMPARISON:


                AVERAGE ANNUAL RATES OF RETURN AS OF OCTOBER 31, 2001

                                                      ONE-YEAR   FIVE-YEAR   TEN-YEAR
                                                      --------   ---------   --------
First Eagle SoGen Global Fund (A Shares)............     3.51%     7.60%      10.23%
MSCI World Equity Index.............................   (25.51%)    4.83%       7.64%
Consumer Price Index................................     2.13%     2.33%       2.61%




                              [PERFORMANCE GRAPH]



              Growth of a $10,000 Initial Investment
       ---------------------------------------------------
        First Eagle Sogen        MSCI            Consumer
          Global Fund         World Index       Price Index
1990         10,000              10,000           10,000
1991         10,000              10,000           10,000
1992         10,617               9,477           10,328
1993         13,075              12,036           10,612
1994         14,372              12,957           10,889
1995         15,539              14,186           11,195
1996         17,710              16,498           11,530
1997         19,907              19,265           11,770
1998         19,042              22,204           11,937
1999         22,322              27,736           12,243
2000         24,357              28,039           12,666
2001         26,537              20,885           12,935

Performance is historical and is not indicative of future results. The Fund's results assume reinvestment of income dividends and capital gains distributions and give effect to the deduction of the maximum sales load of 3.75%. Effective March 1, 2000 the maximum sales load is 5.00%. The MSCI World Index returns assume reinvestment of dividends. This index is a widely followed, unmanaged group of stocks from 20 international markets and is not available for purchase. It is a trademark of Morgan Stanley Capital International SA in Geneva, Switzerland. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

-----------------------------------
TOP 10 HOLDING
Buderus AG (German manufacturer of
 heating systems)                     5.99%
Rayonier Inc. (U.S. forest products
 company)                             5.29%
Manpower Inc. (U.S. leading global
 temporary employment firm)           2.48%
Corporacion Financiera Alba SA
 (European holding company with
 stakes in retail, telecom,
 construction and media)              2.40%
Freeport McMoran Pfd. (B,C & D)
 (U.S. mining company)                1.85%
Shimano Inc. (Japanese manufacturer
 of bicycle parts)                    1.65%
IMI plc (British industrial
 conglomerate)                        1.24%
Security Cap Group, Inc. (U.S. real
 estate operating and investment
 company)                             1.20%
Hornbach Holding AG Pfd. (German
 do-it-yourself superstore
 operator)                            1.13%
Kuehne & Nagel International AG
 (Swiss freight company)              1.13%

-------------------------------------------
ASSET ALLOCATION

U.S. Stocks                          31.26%
Foreign Stocks                       47.77%
U.S. Dollar Bonds                    12.41%
Foreign Currency Bonds                1.08%
U.S. Dollar Cash and Equivalents      7.48%

-------------------------------------------
TOP 5 COUNTRIES

United States                        31.26%
Japan                                10.25%
Germany                               8.88%
France                                4.62%
Switzerland                           2.86%

The Fund's portfolio composition is subject to change at any time.

                         FIRST EAGLE SOGEN GLOBAL FUND
                            SCHEDULE OF INVESTMENTS
                                October 31, 2001

------------------------------------------------------------------------------
       Number                                       Cost            Value
    of Shares                                     (Note 1)         (Note 1)
------------------------------------------------------------------------------

                Common and Preferred Stocks -- U.S. (31.26%)

                Agriculture (0.37%)
      135,000   Deere & Company                $    3,360,995   $    4,993,650
        2,485   J.G. Boswell Company                  573,840          739,287
                                               --------------   --------------
                                                    3,934,835        5,732,937
                                               --------------   --------------
                Automotive (0.26%)
      172,300   Bandag Incorporated,
                Class `A'                           6,909,471        3,990,468
                                               --------------   --------------
                Capital Goods (1.72%)
      240,000   Sealed Air Corporation $2
                Conv. Pfd., Series `A'              8,139,212       10,080,000
      107,500   Franklin Electric Company,
                Inc.                                7,460,000        8,263,525
      365,000   Kaiser Ventures Inc.                3,304,995        4,507,750
       70,000   IDEX Corporation                    1,662,671        2,037,000
        4,805   Conbraco Industries, Inc. (a)       1,568,050        1,849,925
                                               --------------   --------------
                                                   22,134,928       26,738,200
                                               --------------   --------------
                Chemicals (0.22%)
    3,775,000   Ethyl Corporation (a)               6,642,885        3,397,500
                                               --------------   --------------
                Consumer Products (2.41%)
      585,000   Energizer Holdings, Inc. (a)       11,184,608        9,646,650
      184,500   Allen Organ Company,
                Class `B' (c)                       5,726,139        5,728,725
      185,000   St. John Knits International
                Inc. (a)                            3,180,703        5,180,000
      245,000   Dole Food Company, Inc.             3,259,804        4,988,200
      100,000   Philip Morris Companies, Inc.       2,123,038        4,680,000
       50,000   Adolph Coors Company                2,245,668        2,487,500
       85,000   Furniture Brands
                International (a)                     503,775        2,040,850
      300,000   A.T. Cross Company,
                Class `A' (a)                       3,169,423        1,635,000
      201,424   Jostens, Inc., Class `A' (a)        2,887,806        1,178,330
      125,000   Baldwin Piano & Organ Company
                (a)                                   917,000            1,250
                                               --------------   --------------
                                                   35,197,964       37,566,505
                                               --------------   --------------
                Electronics (0.00%)
       25,000   OpticNet Inc.                              --               25
                                               --------------   --------------
                Energy (2.55%)
      835,000   San Juan Basin Royalty
                Trust                               4,945,091        9,560,750
      100,000   Murphy Oil Corporation              3,959,554        7,950,000
      275,000   CONSOL Energy, Inc.                 5,091,819        7,590,000
      100,000   Phillips Petroleum Company          4,087,205        5,441,000
      245,000   Kaneb Services LLC                  1,584,598        4,588,850
       85,000   Burlington Resources, Inc.          2,656,933        3,166,250
      700,000   Xanser Corporation (a)                741,146        1,400,000
                                               --------------   --------------
                                                   23,066,346       39,696,850
                                               --------------   --------------

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2001

------------------------------------------------------------------------------
       Number                                       Cost            Value
    of Shares                                     (Note 1)         (Note 1)
------------------------------------------------------------------------------
                Common and Preferred Stocks -- U.S. -- (continued)

                Financial Companies (0.38%)
           65   Berkshire Hathaway Inc.,
                Class `A' (a)                  $    3,169,800   $    4,628,000
      114,750   East Texas Financial
                Services, Inc. (c)                    862,687        1,053,405
       31,000   Redwood Financial, Inc.
                (a)(e)                                271,250          286,750
                                               --------------   --------------
                                                    4,303,737        5,968,155
                                               --------------   --------------
                Forest Products (6.61%)
    1,925,000   Rayonier Inc. (c)                  72,215,463       82,351,500
      615,000   Greif Bros. Corporation,
                Class `A' (c)                      11,017,026       15,252,000
      204,800   Deltic Timber Corporation           3,719,963        5,427,200
                                               --------------   --------------
                                                   86,952,452      103,030,700
                                               --------------   --------------
                Health Care (0.39%)
      135,000   DENTSPLY International, Inc.        3,107,470        6,073,650
                                               --------------   --------------
                Media (0.63%)
      635,000   General Motors Corporation --
                Class `H' (a)                      10,386,330        8,731,250
       34,924   Mills Music Trust (c)               1,055,337        1,012,796
                                               --------------   --------------
                                                   11,441,667        9,744,046
                                               --------------   --------------
                Precious Metals (2.30%)
      700,000   Freeport McMoRan Copper &
                Gold Inc., Preferred Series
                `B' (d)                            23,008,334       16,135,000
      925,000   Freeport McMoRan Copper
                & Gold Inc., Preferred
                Series `D' (d)                     14,053,198        7,538,750
      305,000   Freeport McMoRan Copper &
                Gold Inc., Preferred
                Series `C' (d)                      9,173,578        5,139,250
        7,432   Case, Pomeroy & Company, Inc.
                Class `A'                           7,366,948        7,108,708
                                               --------------   --------------
                                                   53,602,058       35,921,708
                                               --------------   --------------
                Real Estate (2.82%)
    1,000,000   Security Capital Group, Inc.
                Class `B' (a)                      15,298,036       18,700,000
      510,000   Security Capital European
                Realty (a)(e)                      10,199,990       10,026,600
      500,000   Crescent Real Estate Equities
                Company                             7,671,061        8,805,000
      235,000   Price Legacy Corporation (a)        2,707,118        3,478,000
       23,133   Price Legacy Corporation
                Pfd., Series `A'                      228,127          345,260
      150,000   Catellus Development
                Corporation (a)                       253,547        2,580,000
                                               --------------   --------------
                                                   36,357,879       43,934,860
                                               --------------   --------------

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2001

------------------------------------------------------------------------------
       Number                                       Cost            Value
    of Shares                                     (Note 1)         (Note 1)
------------------------------------------------------------------------------
                Common and Preferred Stocks -- U.S. -- (continued)

                Retail (3.72%)
      600,000   McDonald's Corporation         $   16,033,251   $   15,642,000
      455,000   The Sherwin-Williams Company        9,804,683       11,083,800
      150,000   Costco Wholesale Corporation        4,783,334        5,674,500
      240,000   Tiffany & Company                   5,266,856        5,613,600
      365,000   Hancock Fabrics, Inc.               1,327,576        4,288,750
      125,000   The May Department Stores
                Company                             2,829,038        3,931,250
      145,000   Weyco Group, Inc.                   1,502,428        3,733,750
      100,000   Papa John's International
                Inc. (a)                            2,211,624        2,786,000
      215,000   Dillard's Inc., Class `A'           3,813,306        2,784,250
      200,000   Handleman Company (a)               1,973,345        2,460,000
                                               --------------   --------------
                                                   49,545,441       57,997,900
                                               --------------   --------------
                Services (3.53%)
    1,355,000   Manpower Inc.                      40,243,269       38,698,800
      472,700   UniFirst Corporation (c)            5,714,599        8,295,885
      215,000   Chemed Corporation                  6,084,804        6,095,250
       77,392   KinderCare Learning Centers,
                Inc. (a)                              992,527        1,934,800
                                               --------------   --------------
                                                   53,035,199       55,024,735
                                               --------------   --------------
                Technology (1.48%)
      700,000   American Power Conversion
                Corporation (a)                     8,205,405        9,009,000
      165,000   Zebra Technologies
                Corporation, Class `A' (a)          6,599,132        7,601,550
      335,000   Earthlink Inc.                      2,520,505        4,907,750
      565,000   APW Limited (a)                     3,786,986        1,519,850
                                               --------------   --------------
                                                   21,112,028       23,038,150
                                               --------------   --------------
                Transportation (0.90%)
      525,000   Burlington Northern Santa Fe
                Corporation                        12,697,102       14,106,750
                                               --------------   --------------
                Utilities (0.97%)
      250,000   CalEnergy Capital Trust
                6 1/2% Conv. Pfd.                  11,261,875        9,187,500
      155,000   IDACORP, Inc.                       4,879,507        5,890,000
                                               --------------   --------------
                                                   16,141,382       15,077,500
                                               --------------   --------------

                Common and Preferred Stocks-Non U.S. (47.77%)
                Argentina (0.13%)
    1,750,000   Siderca S.A.I.C. (2)                1,279,456        1,996,298
                                               --------------   --------------

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2001

------------------------------------------------------------------------------
       Number                                       Cost            Value
    of Shares                                     (Note 1)         (Note 1)
------------------------------------------------------------------------------
                Common and Preferred Stocks -- Non U.S. -- (continued)

                Australia and New Zealand (1.81%)
    3,150,000   Wilson & Horton Limited
                5% exchangeable preference
                shares (c)(14)                 $   16,143,687   $   11,022,122
   12,950,000   Carter Holt Harvey Limited
                (3)                                14,077,421        7,600,918
    8,850,000   Capital Properties New
                Zealand Limited 8 1/2%
                exchangeable preference
                shares (18)                         5,435,262        3,652,824
    1,000,000   Spotless Group Limited (15)         1,620,341        3,067,385
    4,000,000   Tasman Agriculture
                Limited (4)                         1,711,335        2,873,150
                                               --------------   --------------
                                                   38,988,046       28,216,399
                                               --------------   --------------

                Austria (1.10%)
      365,000   Flughafen Wien AG (8)              12,972,144        8,606,700
      225,000   BBAG Oesterreichische
                Brau-Beteiligungs AG (11)           8,670,323        8,490,825
                                               --------------   --------------
                                                   21,642,467       17,097,525
                                               --------------   --------------
                Belgium (0.43%)
      500,000   Deceuninck (5)                      6,669,400        6,660,000
                                               --------------   --------------
                Canada (1.24%)
      375,000   PanCanadian Energy
                Corporation (2)                     4,298,978       10,387,500
      292,500   Canadian Pacific Railway
                Limited (8)                         2,216,595        4,931,550
      146,250   Fairmont Hotels & Resorts
                Inc. (18)                           1,258,126        2,610,562
      146,250   CP Ships Limited (a)(8)               520,455        1,405,463
                                               --------------   --------------
                                                    8,294,154       19,335,075
                                               --------------   --------------
                Chile (0.10%)
      250,000   Quinenco S.A. ADR (a)(19)           1,662,544        1,512,500
                                               --------------   --------------
                Commonwealth of Independent States (0.15%)
      556,624   Firebird Fund, L.P.
                (a)(b)(e)(21)                       1,000,000        2,359,930
                                               --------------   --------------
                Denmark (0.59%)
      215,000   Carlsberg A/S `B' (11)             10,006,793        9,150,872
                                               --------------   --------------
                France (4.62%)
      405,000   Schneider Electric SA (6)           5,665,783       16,212,960
      295,000   Eurazeo (19)                       11,333,239       15,120,225
       27,500   Societe Sucriere de
                Pithiviers-le-Vieil (c)(4)         10,658,072        9,207,000
      185,000   Sagem ADP (9)                       6,551,420        6,360,300
       70,000   NSC Groupe (c)(6)                  12,400,388        5,603,850
       11,250   Taittinger C.I. (c)(11)             2,775,854        5,138,437
      385,000   Sabeton SA (c)(19)                  4,841,233        3,932,775
       73,500   Crometal SA (6)                     4,938,687        3,218,197

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2001

------------------------------------------------------------------------------
       Number                                       Cost            Value
    of Shares                                     (Note 1)         (Note 1)
------------------------------------------------------------------------------
                Common and Preferred Stocks -- Non U.S. -- (continued)

                France -- (continued)
       70,000   Societe BIC SA (11)            $    2,642,368   $    2,148,930
       41,916   Robertet SA C.I. (c)(11)              781,686        1,659,874
       20,448   Robertet SA (11)                      527,638        1,196,208
       54,844   Gaumont SA (a)(14)                  2,673,307        1,505,468
       34,250   Conflandey SA (1)                   1,630,502          710,516
                                               --------------   --------------
                                                   67,420,177       72,014,740
                                               --------------   --------------

                Germany (8.88%)
    3,715,000   Buderus AG (c)(6)                  62,151,281       93,283,650
      385,000   Hornbach Holding AG
                Pfd. (c)(12)                       22,377,021       17,671,500
    5,557,200   Bertelsmann AG D.R.C. (14)         13,223,972       10,515,630
      600,000   Sudzucker AG Pfd. (4)               7,107,404        8,316,000
      205,000   Bayer AG (7)                        4,295,456        6,014,700
       50,000   Axel Springer Verlag AG (14)        1,553,189        2,610,000
                                               --------------   --------------
                                                  110,708,323      138,411,480
                                               --------------   --------------
                Hong Kong (1.10%)
   21,650,000   Shaw Brothers (Hong Kong)
                Limited (c)(14)                    21,884,402       15,959,936
   22,153,845   City e-Solutions Limited
                (c)(16)                             1,000,825        1,164,497
                                               --------------   --------------
                                                   22,885,227       17,124,433
                                               --------------   --------------
                Israel (0.07%)
      275,000   The Israel Land Development
                Company Limited (20)                  900,749        1,178,296
                                               --------------   --------------
                Japan (10.25%)
    2,055,000   Shimano Inc. (11)                  33,138,585       25,731,561
      435,000   Ono Pharmaceutical Company,
                Limited (13)                       16,189,998       13,856,898
    3,500,000   Nipponkoa Insurance Company,
                Limited (16)                       13,149,072       13,150,372
      235,000   Secom Company, Limited (15)        10,552,379       12,226,987
    2,000,000   Mitsui Sumitomo Insurance
                Company, Limited (16)              11,261,568       11,108,388
    1,000,000   Wacoal Corporation (11)             8,626,718       10,079,229
    2,500,000   Aioi Insurance Company,
                Limited (16)                       10,791,013        8,065,834
      600,000   Chofu Seisakusho Company,
                Limited (6)                        10,124,073        7,498,162
    1,500,000   Nisshinbo Industries, Inc.
                (20)                                7,724,683        6,983,582
    2,000,000   Okumura Corporation (6)             9,490,804        6,942,743
      700,000   Shoei Company, Limited
                (c)(19)                             5,834,803        6,861,063
    1,000,000   Kokusai Securities Company,
                Limited (16)                        7,279,769        6,248,469
    1,150,000   Makita Corporation (11)             9,907,551        6,190,068
      175,000   Fuji Photo Film Company,
                Limited (11)                        4,159,184        5,774,728

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2001

------------------------------------------------------------------------------
       Number                                       Cost            Value
    of Shares                                     (Note 1)         (Note 1)
------------------------------------------------------------------------------
                Common and Preferred Stocks -- Non U.S. -- (continued)

                Japan -- (continued)
    2,000,000   Aida Engineering, Limited (6)  $   13,038,988   $    5,750,225
    1,000,000   The Nichido Fire & Marine
                Insurance Company,
                Limited (16)                        5,299,644        5,611,370
      500,000   Hitachi, Limited (10)               3,601,871        3,410,112
    2,000,000   Iino Kaiun Kaisha, Limited
                (8)                                 4,857,297        2,956,792
       10,950   Toho Company, Limited (14)          1,467,644        1,270,032
                                               --------------   --------------
                                                  186,495,644      159,716,615
                                               --------------   --------------
                Mexico (0.76%)
   12,000,000   Industrias Penoles, S.A. de
                C.V. (1)                           26,462,656       11,864,004
                                               --------------   --------------
                Netherlands (1.00%)
      315,000   OPG Groep NV (13)                   7,677,057       10,631,250
      325,000   Holdingmaatschappij de
                Telegraaf NV (14)                   3,243,242        4,873,050
                                               --------------   --------------
                                                   10,920,299       15,504,300
                                               --------------   --------------
                Singapore and Malaysia (0.86%)
    1,800,000   Fraser & Neave Limited (19)         6,455,221        6,763,391
    2,825,000   Delgro Corporation Limited
                (19)                                1,763,712        3,765,530
    1,505,000   Times Publishing Limited (14)       2,930,314        2,806,835
                                               --------------   --------------
                                                   11,149,247       13,335,756
                                               --------------   --------------
                South Korea (2.57%)
    2,125,000   Daeduck Electronics Company,
                Limited (9)                        16,364,619       15,785,244
       51,500   Nam Yang Dairy Products
                (c)(11)                            10,223,638       11,488,768
      900,000   Daeduck GDS Company,
                Limited (9)                         4,991,577        5,507,359
       23,500   Lotte Confectionery Company,
                Limited (11)                        3,990,967        4,841,983
       10,000   Lotte Chilsung Beverage
                Company (11)                        1,525,540        2,378,002
                                               --------------   --------------
                                                   37,096,341       40,001,356
                                               --------------   --------------
                Spain and Portugal (2.98%)
    1,875,000   Corporacion Financiera Alba
                SA (19)                            42,004,053       37,462,500
      565,000   Espirito Santo Financial
                Group SA ADR (16)                   9,566,489        9,040,000
                                               --------------   --------------
                                                   51,570,542       46,502,500
                                               --------------   --------------
                Switzerland (2.86%)
      365,000   Kuehne & Nagel International
                AG (8)                             10,917,534       17,624,541
       34,250   Edipresse SA (14)                   9,052,716        9,222,766
       15,000   Lindt & Sprungli AG PC (11)         2,661,221        7,701,958

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2001

------------------------------------------------------------------------------
       Number                                       Cost            Value
    of Shares                                     (Note 1)         (Note 1)
------------------------------------------------------------------------------
                Common and Preferred Stocks -- Non U.S. -- (continued)

                Switzerland -- (continued)
       29,500   Sika Finanz AG (5)             $    6,557,141   $    6,111,230
       10,000   Societe Generale
                d'Affichage (14)                    2,094,287        3,659,731
       75,000   SwissAir Group (8)                  5,376,811          218,482
                                               --------------   --------------
                                                   36,659,710       44,538,708
                                               --------------   --------------
                Thailand (0.15%)
      577,000   The Oriental Hotel Public
                Company Limited (18)                2,636,472        2,322,451
                                               --------------   --------------
                United Kingdom (2.57%)
    6,000,000   IMI plc (20)                       24,175,075       19,274,786
    1,325,000   Antofagasta Holdings plc (1)        3,526,660        8,291,287
    5,875,000   Enodis plc (6)                     11,189,505        5,770,976
    2,000,000   Aggregate Industries plc (5)        1,726,999        2,524,859
      185,000   Lonmin plc (1)                        712,409        2,106,656
    3,000,000   McBride plc (11)                    7,569,080        1,353,382
    2,725,000   Royal Doulton plc (a)(11)           9,876,396          793,111
                                               --------------   --------------
                                                   58,776,124       40,115,057
                                               --------------   --------------
                Gold Related (3.36%)
      995,000   Franco-Nevada Mining
                Corporation Limited                10,091,822       14,167,270
    2,000,000   Gold Fields Limited                 7,102,817        9,069,622
   10,575,000   Normandy Mining Limited             6,476,297        7,444,694
      315,000   Newmont Mining Corporation          5,466,400        7,308,000
      550,000   Meridian Gold Inc. (a)              1,995,979        5,959,994
    1,000,000   Harmony Gold Mining Company
                Limited                             4,591,642        5,816,849
      750,000   Pan American Silver
                Corporation (a)                     2,579,121        2,622,460
                                               --------------   --------------
                                                   38,304,078       52,388,889
                                               --------------   --------------
                Miscellaneous (0.19%)
      100,000   Banco Latinoamericano de
                Exportaciones S.A., Class `E'
                (BLADEX) (16)                       1,501,875        2,918,000
                                               --------------   --------------
                Total Common and Preferred
                Stocks                          1,199,213,168    1,231,305,823
                                               --------------   --------------
------------------------------------------------------------------------------
    Principal                                       Cost            Value
       Amount                                     (Note 1)         (Note 1)
------------------------------------------------------------------------------

                Bonds, Notes and Convertible Bonds (13.49%)

                U.S. Dollar Convertible Bonds (2.62%)
$   2,500,000   Medya International Limited
                10% due 6/28/2001 (e)(f)(14)        2,482,264           25,000
    6,000,000   Danka Business Systems plc
                6 3/4% due 4/01/2002 (6)            5,503,963        1,650,000

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2001

------------------------------------------------------------------------------
    Principal                                       Cost            Value
       Amount                                     (Note 1)         (Note 1)
------------------------------------------------------------------------------
                Bonds, Notes and Convertible Bonds -- (continued)

                U.S. Dollar Convertible Bonds -- (continued)
$   3,000,000   LUKINTER Finance BV 3 1/2%
                due 5/06/2002 (2)              $    2,468,341   $    3,780,000
    3,000,000   Ashanti Goldfields Company
                Limited 5 1/2% due 3/15/2003
                (1)                                 2,788,013        2,475,000
    2,000,000   Agnico Eagle Mines Limited
                3 1/2% due 1/27/2004 (1)            1,724,079        1,745,000
    6,000,000   Coeur d'Alene Mines
                Corporation 6 3/8% due
                1/31/2004 (1)                       5,987,436        2,302,500
    3,615,000   Coeur d'Alene Mines
                Corporation 6% due 6/10/2002
                (1)                                 3,505,340        2,060,550
   10,000,000   Friede Goldman Halter
                Marine Group Inc. 4 1/2% due
                9/15/2004 (f)(6)                    6,776,154        2,000,000
    4,420,000   Battle Mountain Gold Company
                6% due 1/04/2005 (1)                3,848,667        4,110,600
    2,500,000   Blount International Inc. 7%
                due 6/15/2005 (6)                   1,830,832        1,912,500
   15,500,000   Blount International Inc. 13%
                due 8/01/2009 (6)                  12,320,767        8,292,500
   11,935,000   P.T. Inti Indorayon Utama 7%
                due 5/02/2006 (f)(3)                9,926,856          895,125
    1,500,000   Samsung Electronics Company
                Limited 0% due 12/31/2007
                (a)(9)                              1,182,832        2,062,500
    3,500,000   LG Electronics Inc. 1/4% due
                12/31/2007 (9)                      2,803,386        4,375,000
    3,000,000   Jostens, Inc. 12 3/4% due
                5/01/2010 (11)                      2,874,852        3,180,000
                                               --------------   --------------
                                                   66,023,782       40,866,275
                                               --------------   --------------

                U.S. Dollar Bonds and Notes (5.74%)
    4,644,000   P.T. Pabrik Kertas
                Tjiwi-Kimia 10% due 8/01/2004
                (f)(3)                              3,515,596          644,355
      666,000   P.T. Pabrik Kertas
                Tjiwi-Kimia 13 1/4% due
                8/01/2049 (f)(3)                      669,495           83,250
       72,000   Florsheim Group Inc. 12 3/4%
                due 9/01/2002 (12)                     70,522           24,480
    8,000,000   The Southland Corporation 5%
                due 12/15/2003 (12)                 7,252,815        7,560,000
    5,589,000   The Southland Corporation 4%
                due 6/15/2004 (12)                  4,669,947        4,918,320
    2,625,000   Dillard's Inc. 6.43% due
                8/01/2004 (6)                       2,413,652        2,420,090
    1,500,000   Hollinger International
                Publishing 8 5/8% due
                3/15/2005 (14)                      1,575,000        1,449,375
    3,500,000   Hollinger International
                Publishing 9 1/4% due
                3/15/2007 (14)                      3,510,275        3,290,000
    2,750,000   Westpoint Stevens Inc. 7 7/8%
                due 6/15/2005 (11)                  2,339,987          921,250

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2001

------------------------------------------------------------------------------
    Principal                                       Cost            Value
       Amount                                     (Note 1)         (Note 1)
------------------------------------------------------------------------------
                Bonds, Notes and Convertible Bonds -- (continued)

                U.S. Dollar Bonds and Notes -- (continued)
$   2,000,000   Polaroid Corporation 11 1/2%
                due 2/15/2006 (f)(11)          $    2,027,500   $      180,000
   10,000,000   Riverwood International
                Corporation 10 1/4% due
                4/01/2006 (3)                       9,944,510       10,400,000
    1,500,000   American Standard Inc. 7 1/8%
                due 6/01/2006 (5)                   1,365,153        1,350,000
    1,000,000   American Standard Inc. 8 1/4%
                due 6/01/2009 (5)                   1,065,000        1,065,000
    2,000,000   TriQuint Semiconductor Inc.
                4% due 3/01/2007 (10)               1,385,402        1,537,500
    3,500,000   Seagate Technology
                International 12 1/2% due
                11/15/2007 (b)(10)                  3,389,183        3,675,000
    4,500,000   AMSC Acquisition Company Inc.
                12 1/4% due 4/01/2008 (10)          4,258,194          675,000
    8,000,000   Level 3 Communications, Inc.
                9 1/8% due 5/01/2008 (6)            3,921,881        3,640,000
    4,750,000   Domino's Inc. 10 3/8% due
                1/15/2009 (11)                      4,488,308        5,058,750
    4,000,000   St. John Knits International
                Inc. 12 1/2% due 7/01/2009
                (11)                                3,855,975        3,660,000
    6,000,000   Flowserve Finance B.V.
                12 1/4% due 8/15/2010 (6)           5,948,794        5,967,000
    2,500,000   Flowserve Finance B.V.
                12 1/4% due 8/15/2010 144A
                (b)(6)                              2,533,750        2,675,000
    3,000,000   The Manitowoc Company, Inc.
                10 3/8% due 5/15/2011 (6)           2,582,260        2,632,500
   10,000,000   Bangkok Bank Public Company
                9.025% due 3/15/2029 (b)(16)        6,050,977        7,700,000
    2,000,000   P.T. Inti Indorayon Utama
                9 1/8% due 10/15/2049 (f)(3)        1,922,646          105,000
    5,500,000   Bergen Bank Floating Rate
                Perpetual Notes (3 5/8% @
                10/31/2001) (16)                    3,888,750        4,363,425
    3,500,000   Den Norske Bank Floating Rate
                Perpetual Notes (3 3/4% @
                10/31/2001) (16)                    2,610,000        2,716,875
    3,170,000   Den Norske Bank Floating Rate
                Perpetual Notes (3.65% @
                10/31/2001) (16)                    2,059,625        2,496,375
   10,000,000   Christiania Bank Floating
                Rate Perpetual Notes (8.0375%
                @ 10/31/2001) (16)                  6,826,750        8,162,500
                                               --------------   --------------
                                                   96,141,947       89,371,045
                                               --------------   --------------

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2001

------------------------------------------------------------------------------
    Principal                                       Cost            Value
       Amount                                     (Note 1)         (Note 1)
------------------------------------------------------------------------------
                Bonds, Notes and Convertible Bonds -- (continued)

                U.S. Treasury Notes (4.05%)
$  40,000,000   U.S. Treasury Inflation Index
                Note 3 1/8% due 1/15/2007
                (22)                           $   40,155,063   $   46,380,000
   10,000,000   U.S. Treasury Zero Coupon
                Strip due 11/15/2007 (a)(22)        7,011,227        7,948,000
    7,000,000   U.S. Treasury Note 7 1/4% due
                5/15/2016 (22)                      7,246,094        8,707,895
                                               --------------   --------------
                                                   54,412,384       63,035,895
                                               --------------   --------------
                Non U.S. Dollar Convertible Bonds (0.45%)
CAD 1,600,000   Noranda Inc. 5% due
                4/30/2007 (20)                      1,076,865          897,149
EUR 6,500,000   Sola International Inc. 11%
                due 3/15/2008 (13)                  5,826,767        6,157,125
                                               --------------   --------------
                                                    6,903,632        7,054,274
                                               --------------   --------------
                Non U.S. Dollar Bonds and Notes (0.63%)
CAD 2,500,000   Bell Canada 8 1/2% due
                6/09/2003 (17)                      1,769,859        1,702,079
EUR 7,000,000   Republic of France O.A.T. 3%
                due 7/25/2009 (22)                  5,961,839        6,442,380
NZD 3,500,000   Evergreen Forest Limited 0%
                due 3/19/2009 (a)(c)(3)             1,871,556        1,616,147
                                               --------------   --------------
                                                    9,603,254        9,760,606
                                               --------------   --------------
                Total Bonds, Notes and
                Convertible Bonds                 233,084,999      210,088,095
                                               --------------   --------------
                Short-Term Investments (7.13%)
   19,998,000   General Electric Capital
                Corporation 2.53% due
                11/01/2001                         19,998,000       19,998,000
   15,000,000   American Express Credit
                Corporation 2.58% due
                11/01/2001                         15,000,000       15,000,000
    9,237,000   Maytag Corporation 2.9% due
                11/01/2001                          9,237,000        9,237,000
   22,573,000   General Motors Acceptance
                Corporation 2.72% due
                11/05/2001                         22,566,178       22,566,178
   10,100,000   Honeywell Inc. 2 1/2% due
                11/07/2001                         10,095,792       10,095,792
    6,867,000   Sony Capital Corporation
                2 1/2% due 11/07/2001               6,864,139        6,864,139
   11,626,000   Ford Motor Credit Corporation
                2 3/4% due 11/08/2001              11,619,783       11,619,783

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2001

------------------------------------------------------------------------------
    Principal                                       Cost            Value
       Amount                                     (Note 1)         (Note 1)
------------------------------------------------------------------------------
                Bonds, Notes and Convertible Bonds -- (continued)

                Short-Term Investments -- (continued)
$  15,772,000   Allstate Corporation 2.34%
                due 11/21/2001                 $   15,751,496   $   15,751,496
                                               --------------   --------------
                Total Short-Term Investments      111,132,388      111,132,388
                                               --------------   --------------
                Total Investments (99.65%)     $1,543,430,555*   1,552,526,306**
                                               --------------
                                               --------------
                Other assets in excess of liabilities (0.35%)        5,437,895
                                                                --------------
                Net assets (100.00%)                            $1,557,964,201
                                                                --------------
                                                                --------------

---------

 * At October 31, 2001, the cost of investments for federal income tax purposes equals $1,562,365,275.

** Gross unrealized appreciation and depreciation of securities at October 31, 2001, based on cost for federal income tax purposes, were $206,883,392 and $216,722,361, respectively (net depreciation was $9,838,969).

Foreign Currencies                    Industry Classifications
------------------                    ------------------------
CAD -- Canadian Dollar           (1)  Metals & Minerals   (12)  Distribution
EUR -- Euro                      (2)  Energy              (13)  Health Care
NZD -- New Zealand Dollar        (3)  Forest Products     (14)  Media
                                 (4)  Agriculture         (15)  Services
                                 (5)  Building Materials  (16)  Financial Services
                                 (6)  Capital Goods       (17)  Utilities
                                 (7)  Chemicals           (18)  Real Estate
                                 (8)  Transportation      (19)  Holding Companies
                                 (9)  Electronics         (20)  Conglomerates
                                (10)  Technology          (21)  Investment Companies
                                (11)  Consumer Products   (22)  Government Issues

---------

 (a) Non-income producing security.

 (b) Security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

 (c) Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the year ended October 31, 2001.

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2001

--------------------------------------------------------------------------------------------------
                              Purchases                 Sales
                       -----------------------   --------------------    Realized      Dividend
      Affiliate         Shares        Cost       Shares       Cost      (Loss)/Gain     Income
--------------------------------------------------------------------------------------------------
Allen Organ Company,
 Class `B'...........      5,500   $   180,750        --           --           --    $   50,120
Buderus AG...........     50,000       941,228        --           --           --     1,297,055
City e-Solutions
 Limited.............         --            --        --           --           --        56,806
East Texas Financial
 Services, Inc.......         --            --        --           --           --        22,950
Greif Bros.
 Corporation,
 Class `A'...........         --            --        --           --           --       332,100
Hornbach Holding AG
 Pfd.................         --            --        --           --           --       295,592
Kaiser Ventures
 Inc.................         --            --    85,000   $2,060,375    $(232,037)           --
Mills Music Trust....         --            --        --           --           --        94,253
Nam Yang Dairy
 Products............     21,500     4,905,960        --           --           --        17,641
NSC Groupe...........         --            --        --           --           --       157,005
Rayonier Inc.........    510,000    20,089,337        --           --           --     2,541,600
Robertet SA
 C.I.'D'.............     31,437            --        --           --           --        31,907
Sabeton SA...........         --            --        --           --           --        36,634
Shaw Brothers (Hong
 Kong) Limited.......  1,650,000     1,250,765        --           --           --       672,762
Shoei Co., Ltd.......    100,000       954,059        --           --           --       736,127
Societe Sucriere de
 Pithiviers-le-Vieil...      550       197,280        --           --           --       228,257
Taittinger C.I.......         --            --     2,999      737,389      754,596        87,487
UniFirst
 Corporation.........     25,000       260,705   277,300    4,785,058       37,528       101,464
Wilson & Horton
 Limited 5%
 exchangeable
 preference shares...         --            --        --           --           --       521,608
--------------------------------------------------------------------------------------------------

 'D' 4 for 1 stock split ex-date January 2, 2001; received 31,437 additional shares.

 (d) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.

 (e) Security for which there are less than three market makers.

 (f) In default as to principal and interest.

---------
See Notes to Financial Statements.

FIRST EAGLE SOGEN OVERSEAS FUND
10/31/2001

                                 --------------
                                 FUND OVERVIEW

The First Eagle SoGen Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. Management's research-driven process seeks to minimize risk by focusing on undervalued securities.

-------------------------
 PERFORMANCE COMPARISON:


                AVERAGE ANNUAL RATES OF RETURN AS OF OCTOBER 31, 2001

                                                                              SINCE
                                                     ONE-YEAR   FIVE-YEAR   INCEPTION
                                                     --------   ---------   ---------
                                                                            (8-31-93)
First Eagle SoGen Overseas Fund (A Shares).            (3.09%)   7.65%        9.63%
MSCI EAFE Index....................................   (24.93%)   0.57%        2.83%
Consumer Price Index...............................     2.13%    2.33%        2.52%



                              [PERFORMANCE GRAPH]


                   Growth of a $10,000 Initial Investment
            ----------------------------------------------------
             First Eagle Sogen          MSCI            Consumer
               Overseas Fund         EAFE Index       Price Index
1990              10,000                10,000            10,000
1991              10,055                10,076            10,055
1992              11,685                11,093            10,317
1993              12,338                11,052            10,607
1994              14,129                12,209            10,925
1995              15,313                12,775            11,153
1996              14,733                14,007            11,311
1997              19,095                17,233            11,601
1998              20,790                16,734            12,001
1999              21,209                12,562            12,257

Performance is historical and is not indicative of future results. The Fund's results assume reinvestment of income dividends and capital gains distributions and give effect to the deduction of the maximum sales load of 3.75%. Effective March 1, 2000 the maximum sales load is 5.00%. The MSCI EAFE Index returns assume reinvestment of dividends. This is a widely followed index of an unmanaged group of stocks from 20 international markets and is not available for purchase. It is a trademark of Morgan Stanley Capital International SA in Geneva, Switzerland. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

------------------------------------
TOP 10 HOLDINGS
Buderus AG (German manufacturer of
 heating systems)                      6.59%
Corporacion Financiera Alba SA
 (European holding company with
 stakes in retail, telecom,
 construction and media)               3.36%
Shimano Inc. (Japanese manufacturer
 of bicycle parts)                     2.69%
Carter Holt Harvey Ltd. (New Zealand
 forest products company)              2.46%
IMI Plc. (British industrial
 conglomerate)                         2.46%
Shaw Brothers Ltd. (Chinese holding
 company with a large stake in
 media)                                2.24%
Industrias Penoles, S.A. de C.V.
 (Mexican producer of silver)          2.18%
Kuehne & Nagel International AG
 (Swiss freight company)               1.98%
Hornbach Holding AG Pfd. (German
 do-it-yourself superstore operator)   1.98%
Schneider Electric SA (French
 electrical company)                   1.98%

--------------------------------------------
ASSET ALLOCATION

Foreign Stocks                        92.42%
U.S. Dollar Bonds                      1.65%
Foreign Currency Bonds                 0.13%
U.S. Dollar Cash and Equivalents       5.80%

--------------------------------------------
TOP 5 COUNTRIES

Japan                                 22.80%
Germany                                9.99%
France                                 9.31%
South Korea                            5.76%
United Kingdom                         5.61%



The Fund's portfolio composition is subject to change at any time.

                        FIRST EAGLE SOGEN OVERSEAS FUND
                            SCHEDULE OF INVESTMENTS
                                October 31, 2001

---------------------------------------------------------------------------
   Number                                           Cost          Value
  of Shares                                       (Note 1)       (Note 1)
---------------------------------------------------------------------------
               Common and Preferred Stocks (92.44%)

               Argentina (0.23%)
      500,000  Siderca S.A.I.C. (2)             $    323,579   $    570,371
      700,000  Cresud S.A.C.I.F. y A. (4)            679,745        511,332
                                                ------------   ------------
                                                   1,003,324      1,081,703
                                                ------------   ------------

               Australia and New Zealand (4.36%)
   20,000,000  Carter Holt Harvey Limited (3)     19,643,548     11,738,870
    1,425,000  Wilson & Horton Limited 5%
               exchangeable preference
               shares (c)(15)                      7,451,735      4,986,198
    3,750,000  Capital Properties New Zealand
               Limited 8 1/2% exchangeable
               preference shares (18)              2,839,258      1,547,807
    1,750,000  Tasman Agriculture Limited (4)        913,524      1,257,003
      300,000  Spotless Group Limited (16)           509,937        920,216
    1,500,000  Evergreen Forests Limited
               (a)(3)                                571,553        317,073
                                                ------------   ------------
                                                  31,929,555     20,767,167
                                                ------------   ------------

               Austria (3.11%)
      225,000  Flughafen Wien AG (9)               7,565,862      5,305,500
      129,500  Brau-Union AG (12)                  5,026,027      4,784,377
      125,000  BBAG Oesterreichische
               Brau-Beteiligungs AG (12)           4,742,960      4,717,125
                                                ------------   ------------
                                                  17,334,849     14,807,002
                                                ------------   ------------

               Belgium (1.62%)
      577,725  Deceuninck (6)                      8,757,819      7,695,297
                                                ------------   ------------

               Canada (3.32%)
      635,000  Franco-Nevada Mining
               Corporation Limited (23)            7,995,449      9,041,424
      145,000  PanCanadian Energy Corporation
               (2)                                 2,359,343      4,016,500
       75,000  Canadian Pacific Railway
               Limited (9)                           594,538      1,264,500
       37,500  Fairmont Hotels & Resorts
               Inc. (a)(18)                          337,457        669,375
       37,500  CP Ships Limited (a)(9)               139,597        360,375
       20,000  Fording Inc. (2)                      133,078        306,000
       45,000  Norske Skog Canada Limited (3)        251,768        157,631
                                                ------------   ------------
                                                  11,811,230     15,815,805
                                                ------------   ------------

               Chile (0.61%)
      482,900  Quinenco S.A. ADR (a)(19)           3,508,241      2,921,545
                                                ------------   ------------

               Commonwealth of Independent States (0.80%)
      532,524  Firebird Fund, L.P.
               (a)(b)(e)(21)                         533,858      2,144,463
        9,000  Baltic Republic Fund
               (a)(b)(e)(21)                         500,750        648,000
        5,072  Firebird Republic Fund, Ltd.
               Class `A' (a)(b)(e)(21)               727,765        522,057

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2001

---------------------------------------------------------------------------
   Number                                           Cost          Value
  of Shares                                       (Note 1)       (Note 1)
---------------------------------------------------------------------------
               Common and Preferred Stocks -- (continued)

               Commonwealth of Independent States -- (continued)
      100,000  First NIS Regional Fund SICAF
               (a)(b)(e)(21)                    $  1,000,000   $    515,000
                                                ------------   ------------
                                                   2,762,373      3,829,520
                                                ------------   ------------

               Denmark (0.22%)
       25,000  Carlsberg A/S `B' (12)                949,443      1,064,055
                                                ------------   ------------

               France (9.31%)
      235,000  Schneider Electric SA (10)          5,795,841      9,407,520
      150,000  Eurazeo (21)                        6,751,356      7,688,250
       20,500  Societe Sucriere de
               Pithiviers-le-Vieil (4)             7,164,760      6,863,400
      125,000  Sagem ADP (10)                      4,505,368      4,297,500
       50,000  Robertet SA (12)                    2,502,298      2,925,000
       35,500  Robertet SA C.I. (c)(12)            1,284,691      1,405,800
    1,350,000  FINEL (a)(b)(e)(3)                  2,277,010      2,289,388
        4,500  Taittinger C.I. (c)(19)             1,166,070      2,055,375
       23,500  NSC Groupe (7)                      4,098,208      1,881,293
       50,000  Societe BIC SA (12)                 1,933,133      1,534,950
       95,000  Sabeton SA (19)                     1,404,739        970,425
       18,500  Rougier SA (3)                      1,209,117        933,233
       20,000  Crometal SA (7)                     1,200,595        875,700
       23,500  Conflandey SA (1)                   1,284,949        487,507
       10,000  Burelle SA (5)                        443,781        456,750
       15,000  Societe Francaise des Papiers
               Peints (c)(12)                        741,390        271,350
                                                ------------   ------------
                                                  43,763,306     44,343,441
                                                ------------   ------------

               Germany (9.99%)
    1,250,000  Buderus AG (7)                     20,132,496     31,387,500
      205,000  Hornbach Holding AG Pfd.
               (c)(13)                            10,554,063      9,409,500
      105,000  Bayer AG (8)                        3,079,235      3,080,700
      155,000  Vossloh AG (6)                      2,706,089      2,915,550
       15,000  Axel Springer Verlag AG (15)          575,364        783,000
                                                ------------   ------------
                                                  37,047,247     47,576,250
                                                ------------   ------------

               Hong Kong (3.61%)
   14,442,500  Shaw Brothers (Hong Kong)
               Limited (15)                       13,694,520     10,646,715
    7,350,000  Cafe de Coral Holdings
               Limited (19)                        2,859,830      4,287,500
    2,750,000  Varitronix International
               Limited (10)                        1,357,343      1,137,019
   11,250,000  City e-Solutions Limited (16)         336,425        591,346
    2,500,000  Lerado Group Holding Company
               Limited (12)                          396,369        278,846

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2001

---------------------------------------------------------------------------
   Number                                           Cost          Value
  of Shares                                       (Note 1)       (Note 1)
---------------------------------------------------------------------------
               Common and Preferred Stocks -- (continued)

               Hong Kong -- (continued)
    3,500,000  China-Hong Kong Photo Products
               Holdings Limited (12)            $    324,344   $    260,256
                                                ------------   ------------
                                                  18,968,831     17,201,682
                                                ------------   ------------

               India (0.04%)
       10,000  The Spartek Emerging
               Opportunities of India Fund
               (a)(b)(e)(21)                       1,035,000        187,200
                                                ------------   ------------

               Ireland (0.46%)
      700,000  Greencore Group (12)                1,891,072      1,556,100
    1,000,000  Waterford Wedgwood plc (12)           785,370        612,000
                                                ------------   ------------
                                                   2,676,442      2,168,100
                                                ------------   ------------

               Israel (0.06%)
       70,000  Super-Sol (13)                        129,090        264,644
                                                ------------   ------------

               Japan (22.80%)
    1,025,000  Shimano Inc. (12)                  16,421,819     12,834,477
    2,425,000  Nipponkoa Insurance Company,
               Limited (17)                        9,074,377      9,111,329
      215,000  Ono Pharmaceutical Company,
               Limited (14)                        8,040,746      6,848,812
      130,000  Secom Company, Limited (16)         6,278,414      6,763,865
    1,000,000  Mitsui Sumitomo Insurance
               Company, Limited (17)               5,839,990      5,554,194
      565,000  Shoei Company, Limited (19)         5,200,358      5,537,858
    1,500,000  Okumura Corporation (16)            6,609,410      5,207,057
      500,000  Wacoal Corporation (12)             4,301,493      5,039,614
      955,400  Tachi-S Company, Limited (5)        8,141,244      4,791,437
      365,000  Chofu Seisakusho Company,
               Limited (7)                         5,340,628      4,561,382
      315,000  T. Hasegawa Company,
               Limited (12)                        2,356,643      3,805,317
    1,225,000  Aida Engineering, Limited (7)       5,994,804      3,522,013
    1,000,000  Aioi Insurance Company,
               Limited (17)                        3,750,285      3,226,333
      500,000  Kokusai Securities Company,
               Limited (17)                        3,465,329      3,124,234
      200,000  Mandom Corporation (12)             1,921,836      3,054,807
      475,300  Yomeishu Seizo Company,
               Limited (12)                        3,012,626      3,043,659
      749,730  Sotoh Company, Limited (12)         6,288,832      2,976,140
      150,000  SK Kaken Company Limited (8)        2,623,563      2,940,456
      500,000  The Nichido Fire & Marine
               Insurance Company, Limited (17)     2,597,878      2,805,685
      515,000  Makita Corporation (12)             4,336,424      2,772,074

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2001

---------------------------------------------------------------------------
   Number                                           Cost          Value
  of Shares                                       (Note 1)       (Note 1)
---------------------------------------------------------------------------
               Common and Preferred Stocks -- (continued)

               Japan -- (continued)
       51,500  ASAHI Broadcasting
               Corporation (15)                 $  3,977,773   $  2,738,422
      500,000  Nisshinbo Industries, Inc. (20)     2,096,767      2,327,861
      325,000  Sonton Food Industry Company,
               Limited (12)                        3,298,777      2,256,391
    1,000,000  Iino Kaiun Kaisha, Limited (9)      2,094,108      1,478,396
       35,000  Fuji Photo Film Company,
               Limited (12)                          829,092      1,154,946
       50,000  Nitto Kohki Company, Limited
               (7)                                   336,617        641,591
        7,000  Hitachi, Ltd. ADR (10)                520,105        489,020
                                                ------------   ------------
                                                 124,749,938    108,607,370
                                                ------------   ------------

               Mexico (2.27%)
   10,500,000  Industrias Penoles, S.A. de
               C.V. (1)                           20,544,151     10,381,004
      500,000  Grupo Industrial Satillo, S.A.
               de C.V. (a)(5)                      1,469,358        426,336
                                                ------------   ------------
                                                  22,013,509     10,807,340
                                                ------------   ------------

               Netherlands (3.67%)
      575,000  Randstad Holding NV (a)(16)         6,253,254      7,172,550
      205,000  OPG Groep NV (14)                   4,999,299      6,918,750
      225,000  Holdingmaatschappij de
               Telegraaf NV (15)                   3,887,240      3,373,650
                                                ------------   ------------
                                                  15,139,793     17,464,950
                                                ------------   ------------

               Singapore and Malaysia (1.71%)
      775,000  Fraser & Neave Limited (19)         2,819,294      2,912,016
    1,000,000  Haw Par Corporation
               Limited (a)(19)                     1,572,498      1,974,713
    6,301,000  Del Monte Pacific Limited (12)      1,451,828      1,175,141
      850,000  Delgro Corporation Limited (19)       357,119      1,132,991
      500,000  Times Publishing Limited (15)         727,258        932,503
                                                ------------   ------------
                                                   6,927,997      8,127,364
                                                ------------   ------------

               South Korea (5.76%)
    1,003,500  Daeduck Electronics Company,
               Limited (10)                        7,998,823      7,454,349
      875,000  Daeduck GDS Company,
               Limited (10)                        5,056,433      5,354,376
       28,430  Nam Yang Dairy Products
               Pfd. (c)(12)                          416,336      3,848,290
      115,000  Fursys Incorporated (12)            2,110,908      2,756,971
       10,750  Nam Yang Dairy Products (12)        1,030,602      2,398,141
       10,000  Lotte Confectionery Company,
               Limited (12)                        1,313,778      2,060,418
       65,000  Sindo Ricoh Company (7)             1,463,184      2,044,152

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2001

---------------------------------------------------------------------------
   Number                                           Cost          Value
  of Shares                                       (Note 1)       (Note 1)
---------------------------------------------------------------------------
               Common and Preferred Stocks -- (continued)

               South Korea -- (continued)
       65,000  Dong Ah Tire & Rubber Company,
               Limited (5)                      $  3,209,245   $  1,535,631
                                                ------------   ------------
                                                  22,599,309     27,452,328
                                                ------------   ------------

               Spain and Portugal (5.40%)
      800,000  Corporacion Financiera Alba
               SA (19)                            18,834,608     15,984,000
      345,000  Espirito Santo Financial Group
               SA ADR (17)                         5,872,702      5,520,000
    1,000,000  Energia e Industrias Aragonesas
               Eia, SA (8)                         4,782,436      4,230,000
                                                ------------   ------------
                                                  29,489,746     25,734,000
                                                ------------   ------------

               Sweden (0.24%)
      925,000  Gorthon Lines AB `B' (c)(9)         2,761,593      1,125,705
                                                ------------   ------------

               Switzerland (4.17%)
      195,000  Kuehne & Nagel International
               AG (9)                              6,918,327      9,415,851
       18,000  Edipresse SA (15)                   3,721,737      4,847,001
       10,000  Sika Finanz AG (6)                  2,205,204      2,071,603
        2,875  Lindt & Sprungli AG PC (12)           751,682      1,476,209
        3,000  Societe Generale d'Affichage
               (15)                                  831,962      1,097,919
        5,000  PubliGroupe SA (15)                   738,176        703,794
       85,000  SwissAir Group (a)(9)               8,093,487        247,613
                                                ------------   ------------
                                                  23,260,575     19,859,990
                                                ------------   ------------

               Thailand (0.18%)
      211,600  The Oriental Hotel Public
               Company Limited (18)                  905,157        851,699
                                                ------------   ------------

               United Kingdom (5.61%)
    3,650,000  IMI plc (20)                       14,198,118     11,725,495
    1,000,000  Spirax-Sarco Engineering plc
               (7)                                 5,852,426      5,500,845
    3,325,000  Enodis plc (7)                      5,751,227      3,266,127
      350,000  Antofagasta Holdings plc (20)         967,721      2,190,151
      465,000  Millennium & Copthorne Hotel
               plc (c)(18)                         1,512,563      1,465,037
    3,000,000  McBride plc (12)                    4,281,506      1,353,383
      500,000  Aggregate Industries plc (6)          194,906        631,215
    2,000,000  Royal Doulton plc (a)(12)           4,113,638        582,100
                                                ------------   ------------
                                                  36,872,105     26,714,353
                                                ------------   ------------

               Miscellaneous (2.89%)
      340,000  Security Capital European
               Realty (a)(e)(18)                   6,800,000      6,684,400

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2001

---------------------------------------------------------------------------
   Number                                           Cost          Value
  of Shares                                       (Note 1)       (Note 1)
---------------------------------------------------------------------------
               Common and Preferred Stocks -- (continued)

               Miscellaneous -- (continued)
      265,000  Freeport McMoRan Copper & Gold
               Inc., Preferred Series `C'
               (a)(d)(23)                       $  3,576,375   $  4,465,250
      100,000  Freeport McMoRan Copper & Gold
               Inc., Preferred Series `B'
               (a)(d)(23)                          1,003,137      1,110,000
        5,000  M.J. Whitman Global Value L.P.
               (a)(b)(e)(21)                         500,000        557,050
       55,000  InterTAN, Inc. (a)(13)                484,813        492,250
       15,000  Banco Latinoamericano de
               Exportaciones S.A. Class `E'
               (BLADEX) (17)                         261,838        437,700
                                                ------------   ------------
                                                  12,626,163     13,746,650
                                                ------------   ------------
               Total Common and Preferred
               Stocks                            479,022,635    440,215,160
                                                ------------   ------------

---------------------------------------------------------------------------
  Principal                                         Cost          Value
   Amount                                         (Note 1)       (Note 1)
---------------------------------------------------------------------------
               Bonds, Notes and Convertible Bonds (1.78%)

               U.S. Dollar Convertible Bonds (0.45%)
  $ 2,000,000  Medya International Ltd. 10%
               due 6/28/2001 (a)(e)(f)(15)         1,987,057         20,000
    3,500,000  Danka Business Systems plc
               6 3/4% due 4/01/2002 (a)(7)         3,387,297        962,500
      750,000  Agnico Eagle Mines Limited
               3 1/2% due 1/27/2004 (1)              588,794        654,375
    6,500,000  P.T. Inti Indorayon Utama 7%
               due 5/02/2006 (a)(f)(3)             5,263,024        487,500
                                                ------------   ------------
                                                  11,226,172      2,124,375
                                                ------------   ------------

               U.S. Dollar Bonds and Notes (1.20%)
      334,000  P.T. Pabrik Kertas Tjiwi-Kimia
               13 1/4% due 8/01/2001 (f)(3)          335,360         41,750
    2,456,000  P.T. Pabrik Kertas Tjiwi-Kimia
               10% due 8/01/2004 (f)(3)            1,868,854        340,770
    1,000,000  United Mexican States 9 7/8%
               due 2/01/2010 (a)(22)               1,107,500      1,107,500
    1,000,000  The Manitowoc Company Inc.
               10 3/8% due 5/15/2011 (7)             886,655        877,500
    1,000,000  Grupo Televisa S.A. 8% due
               9/13/2011 (15)                        976,250        976,250
    3,000,000  Bangkok Bank Public Company
               9.025% due 3/15/2029 (b)(17)        1,815,887      2,310,000
    1,000,000  P.T. Inti Indorayon Utama
               9 1/8% due 10/15/2049 (a)(f)(3)       950,451         52,500
                                                ------------   ------------
                                                   7,940,957      5,706,270
                                                ------------   ------------

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2001

---------------------------------------------------------------------------
  Principal                                         Cost          Value
   Amount                                         (Note 1)       (Note 1)
---------------------------------------------------------------------------
               Non U.S. Dollar Convertible Bonds (0.13%)
NZD$1,316,810  Evergreen Forest Limited 0% due
               3/19/2009 (a)(3)                 $    714,126   $    608,045
                                                ------------   ------------
               Total Bonds, Notes and
               Convertible Bonds                  19,881,255      8,438,690
                                                ------------   ------------
               Short-Term Investment (4.98%)
   23,740,000  General Electric Capital
               Corporation 2.53% due
               11/01/2001                         23,740,000     23,740,000
                                                ------------   ------------
               Total Investments (99.20%)       $522,643,890*   472,393,850**
                                                ------------
                                                ------------
               Other assets in excess of
               liabilities (0.80%)                                3,816,915
                                                               ------------
               Net Assets (100.00%)                            $476,210,765
                                                               ------------
                                                               ------------

---------

 * At October 31, 2001, the cost of investments for federal income tax purposes equals $536,179,290.

** Gross unrealized appreciation and depreciation of securities based on cost for federal income tax purposes at October 31, 2001 were $44,887,253 and $108,672,693 respectively (net depreciation was $63,785,440).

Foreign Currency                  Industry Classifications
----------------                  ------------------------
NZD -- New Zealand Dollar    (1)  Metals and Minerals        (13)  Retail
                             (2)  Energy                     (14)  Health Care
                             (3)  Paper and Forest Products  (15)  Media
                             (4)  Agriculture                (16)  Services
                             (5)  Automotive                 (17)  Financial Services
                             (6)  Building Materials         (18)  Real Estate
                             (7)  Capital Goods              (19)  Holding Companies
                             (8)  Chemicals                  (20)  Conglomerates
                             (9)  Transportation             (21)  Investment Companies
                            (10)  Electronics                (22)  Government Issues
                            (11)  Technology                 (23)  Gold Related
                            (12)  Consumer Products

---------

(a) Non-income producing security.

(b) Security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2001

(c) Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the year ended October 31, 2001.

------------------------------------------------------------------------------------------
                            Purchases                Sales
                       --------------------   -------------------    Realized     Dividend
      Affiliate        Shares       Cost      Shares      Cost      (Loss)/Gain    Income
------------------------------------------------------------------------------------------
Gorthon Lines
 AB `B'..............   75,000   $  129,120   45,500   $  271,571   $  (204,802)  $ 71,358
Hornbach Holding AG
 Pfd.................   32,305    1,443,928   62,305    5,508,115    (2,347,454)   157,393
Millennium &
 Copthorne Hotel
 plc.................  465,000    1,512,563       --           --            --         --
Nam Yang Dairy
 Products Pfd........       --           --       70        1,609         9,450     17,690
Robertet SA C.I.'D'     27,644      164,127       --           --            --     23,921
Societe Francaise des
 Papiers Peints......       --           --       --           --            --     11,985
Taittinger C.I.......       --           --    1,500      381,498       321,232     36,453
Wilson & Horton
 Limited 5%
 exchangeable
 preference shares...       --           --       --           --            --    432,835
------------------------------------------------------------------------------------------

'D' 4 for 1 stock split ex-date January 2, 2001; received 23,568 additional shares.

(d) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.

(e) Security for which there are less than three market makers.

(f) In default of as to principal and interest.

---------
See Notes to Financial Statements.

FIRST EAGLE U.S. VALUE FUND
10/31/2001

                                 --------------
                                 FUND OVERVIEW

The First Eagle U.S. Value Fund seeks long-term growth of capital by investing primarily in equities issued by U.S. corporations. The Fund will consist of mostly small and medium size U.S. companies. Management utilizes a highly disciplined, bottom-up, value approach in achieving its investment objective.

-------------------------
 PERFORMANCE COMPARISON:


            AVERAGE ANNUAL RATES OF RETURN AS OF OCTOBER 31, 2001

                                                                   SINCE
                                                                 INCEPTION
                                                                 ---------
                                                                (09-04-01)
First Eagle U.S. Value Fund (A Shares)
  without sales load........................................        1.60%
  with sales load (maximum of 5.00%)........................       (3.70%)
Russell 2000 Index..........................................      (10.41%)

Performance is historical and is not indicative of future results. The Russell 2000 Index is a subset of the Russell 3000 Index, produced by the Frank Russell Company, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index.

-----------------------------------
TOP 10 HOLDINGS
Rayonier Inc. (forest products)       4.89%
Security Capital Group Inc. (real
 estate development)                  4.28%
McDonald's Corp. (restaurant
 franchise)                           3.98%
Manpower Inc. (temporary employment
 service)                             3.81%
Hancock Fabrics, Inc. (specialty
 retail)                              3.58%
Adolph Coors Co. (brewing company)    3.42%
Sherwin-Williams Co. (paint
 supplies and products)               3.25%
Consol Energy Inc. (coal mining)      3.16%
Costco Wholesale Corp. (multi-line
 retail)                              2.89%
Chemed Corp. (diversified
 commercial services)                 2.70%

-------------------------------------------
ASSET ALLOCATION

U.S. Stocks                          78.37%
Foreign Stocks                        5.05%
U.S. Dollar Bonds                     2.60%
U.S. Dollar Cash and Equivalents     13.98%

-------------------------------------------
TOP 5 SECTORS

Retail                               18.88%
Consumer Products                    11.49%
Forest Products                       6.79%
Services                              6.52%
Technology                            5.79%

The Fund's portfolio composition is subject to change at any time.

                          FIRST EAGLE U.S. VALUE FUND
                            SCHEDULE OF INVESTMENTS
                                October 31, 2001

---------------------------------------------------------------------------
   Number                                             Cost          Value
 of Shares                                          (Note 1)      (Note 1)
---------------------------------------------------------------------------

             Common and Preferred Stocks -- U.S. (78.37%)

             Capital Goods (5.09%)
    20,000   CoorsTek, Inc.                        $   503,300   $   530,000
    10,000   Sealed Air Corporation $2 Conv.
             Pfd., Series `A'                          389,502       420,000
     5,000   Franklin Electric Company, Inc.           351,990       384,350
                                                   -----------   -----------
                                                     1,244,792     1,334,350
                                                   -----------   -----------
             Chemicals (1.03%)
   300,000   Ethyl Corporation (a)                     339,967       270,000
                                                   -----------   -----------
             Consumer Products (11.49%)
    18,000   Adolph Coors Company                      797,662       895,500
    40,000   Energizer Holdings, Inc. (a)              710,941       659,600
    25,000   Dole Food Company, Inc.                   567,036       509,000
    20,000   Furniture Brands International (a)        408,052       480,200
    10,000   Philip Morris Companies, Inc.             481,614       468,000
                                                   -----------   -----------
                                                     2,965,305     3,012,300
                                                   -----------   -----------
             Energy (3.87%)
    30,000   CONSOL Energy, Inc.                       772,225       828,000
     5,000   Burlington Resources, Inc.                182,960       186,250
                                                   -----------   -----------
                                                       955,185     1,014,250
                                                   -----------   -----------
             Financial Company (1.90%)
         7   Berkshire Hathaway Inc., Class `A'
             (a)                                       469,900       498,400
                                                   -----------   -----------
             Forest Products (6.79%)
    30,000   Rayonier Inc.                           1,309,102     1,283,400
    20,000   Greif Bros. Corporation, Class 'A'        568,990       496,000
                                                   -----------   -----------
                                                     1,878,092     1,779,400
                                                   -----------   -----------
             Health Care (1.72%)
    10,000   DENTSPLY International, Inc.              426,850       449,900
                                                   -----------   -----------
             Media (4.07%)
    45,000   General Motors Corporation --
             Class `H' (a)                             587,815       618,750
    20,000   The Interpublic Group of
             Companies, Inc.                           396,020       449,000
                                                   -----------   -----------
                                                       983,835     1,067,750
                                                   -----------   -----------
             Precious Metals (1.27%)
    30,000   Freeport McMoRan Copper & Gold Inc.,
             Preferred Series `B' (b)                  346,097       333,000
                                                   -----------   -----------
             Real Estate (4.28%)
    60,000   Security Capital Group, Inc. Class
             `B' (a)                                 1,184,125     1,122,000
                                                   -----------   -----------
             Retail (18.88%)
    40,000   McDonald's Corporation                  1,161,146     1,042,800
    80,000   Hancock Fabrics, Inc.                     654,457       940,000
    35,000   The Sherwin-Williams Company              807,486       852,600
    20,000   Costco Wholesale Corporation (a)          693,116       756,600

                          FIRST EAGLE U.S. VALUE FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2001

---------------------------------------------------------------------------
  Number                                              Cost          Value
 of Shares                                          (Note 1)      (Note 1)
---------------------------------------------------------------------------
             Common and Preferred Stocks -- (continued)

             Retail -- (continued)
    15,000   The May Department Stores Company     $   443,874   $   471,750
    20,000   Tiffany & Company                         427,393       467,800
    15,000   Papa John's International Inc. (a)        389,700       417,900
                                                   -----------   -----------
                                                     4,577,172     4,949,450
                                                   -----------   -----------
             Services (6.52%)
    35,000   Manpower Inc.                             983,282       999,600
    25,000   Chemed Corporation                        721,050       708,750
                                                   -----------   -----------
                                                     1,704,332     1,708,350
                                                   -----------   -----------
             Technology (5.79%)
    12,000   Zebra Technologies Corporation,
             Class `A'                                 501,090       552,840
    35,000   Earthlink, Inc.                           483,075       512,750
    30,000   American Power Conversion
             Corporation (a)                           352,050       386,100
    25,000   APW Limited (a)                           156,400        67,250
                                                   -----------   -----------
                                                     1,492,615     1,518,940
                                                   -----------   -----------
             Telecommunications (2.82%)
    65,000   Montana Power Company                     421,918       387,400
     4,000   Telephone & Data Systems, Inc.            381,480       351,600
                                                   -----------   -----------
                                                       803,398       739,000
                                                   -----------   -----------
             Transportation (1.84%)
    18,000   Burlington Northern Santa Fe
             Corporation                               481,634       483,660
                                                   -----------   -----------
             Utilities (1.01%)
     7,000   IDACORP, Inc.                             264,921       266,000
                                                   -----------   -----------
             Common Stock -- Non U.S. (5.05%)

             Canada (5.05%)
    45,000   Franco-Nevada Mining Corporation
             Limited (1)                               636,795       640,731
    13,680   PanCanadian Energy Corporation (2)        366,068       378,936
    10,000   Canadian Pacific Railway Limited (3)      174,926       168,600
     5,000   Fairmont Hotels and Resorts Inc. (4)       99,287        89,250
     5,000   CP Ships Limited (a)(3)                    41,073        48,050
                                                   -----------   -----------
                                                     1,318,149     1,325,567
                                                   -----------   -----------

             Total Common and Preferred Stocks      21,436,369    21,872,317
                                                   -----------   -----------

---------------------------------------------------------------------------
  Principal                                           Cost         Value
    Amount                                          (Note 1)      (Note 1)
---------------------------------------------------------------------------
             U.S. Dollar Bond (2.60%)
$1,500,000   Level 3 Communications 9 1/8% due
             5/01/2008 (5)                             602,403       682,500
                                                   -----------   -----------

                          FIRST EAGLE U.S. VALUE FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2001

---------------------------------------------------------------------------
   Principal                                          Cost         Value
    Amount                                          (Note 1)      (Note 1)
---------------------------------------------------------------------------

             Short-Term Investments (16.43%)
$  933,000   American Express Credit Corporation
             2.58% due 11/01/2001                  $   933,000   $   933,000
 1,000,000   General Electric Capital Corporation
             2.53% due 11/01/2001                    1,000,000     1,000,000
 1,149,000   May Department Stores Company 2.45%
             due 11/01/2001                          1,149,000     1,149,000
 1,228,000   Allstate Corporation 2.34% due
             11/21/2001                              1,226,403     1,226,403
                                                   -----------   -----------

             Total Short-Term Investments            4,308,403     4,308,403
                                                   -----------   -----------

             Total Investments (102.45%)           $26,347,175*   26,863,220**
                                                   -----------
                                                   -----------
             Liabilities in excess of other assets ( - 2.45%)       (642,585)
                                                                 -----------
             Net assets (100.00%)                                $26,220,635
                                                                 -----------
                                                                 -----------

---------

 * At October 31, 2001 cost is substantially identical for both book and federal income tax purposes.

 ** Gross unrealized appreciation and depreciation of securities at October 31, 2001, based on cost for federal income tax purposes, were $1,183,473 and $667,428, respectively (net appreciation was $516,045).

Industry Classifications
------------------------

(1) Metals & Minerals

(2) Energy

(3) Transportation

(4) Real Estate

(5) Telecommunications
---------

(a) Non-income producing security.

(b) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.

---------
See Notes to Financial Statements.

FIRST EAGLE SOGEN GOLD FUND
10/31/2001

                                 --------------
                                 FUND OVERVIEW

The First Eagle SoGen Gold Fund's investment objective is growth of capital. To achieve its objective, the Fund invests primarily in securities of companies engaged in mining, processing, dealing in or holding gold or other precious metals such as silver, platinum and palladium, both in the United States and in foreign countries.

-------------------------
 PERFORMANCE COMPARISON:

                AVERAGE ANNUAL RATES OF RETURN AS OF OCTOBER 31, 2001

                                                                              SINCE
                                                     ONE-YEAR   FIVE-YEAR   INCEPTION
                                                     --------   ---------   ---------
                                                                            (08-31-93)
First Eagle SoGen Gold Fund.                          37.93%      (9.11%)     (3.37%)
FT Gold Mines Index................................   42.03%     (14.83%)     (9.37%)
Consumer Price Index...............................    2.13%       2.33%       2.52%



                              [PERFORMANCE GRAPH]


                   Growth of a $10,000 Initial Investment
            -----------------------------------------------------
            First Eagle SoGen          FT Gold          Consumer
                Gold Fund            Mines Index      Price Index
1990             10,000                10,000            10,000
1991             10,055                10,494            10,055
1992             11,733                11,467            10,317
1993             10,984                 9,164            10,607
1994             11,746                 9,987            10,925
1995              8,990                 6,604            11,153
1996              7,314                 5,920            11,311
1997              7,304                 5,211            11,601
1998              5,214                 3,150            12,001
1999              7,570                 4,474            12,257

Performance is historical and is not indicative of future results. The Fund's results assume reinvestment of income dividends and capital gains distributions and give effect to the deduction of the maximum sales load of 3.75%. Effective March 1, 2000 the maximum sales load is 5.00%. The FT Gold Mines Index is only available without dividends reinvested. Unlike Fund returns, the indices do not reflect any fees or expenses. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

------------------------------------
TOP 10 HOLDINGS
Goldcorp Inc. (Formerly: CSA
 Management Ltd.) (Canada)             8.78%
Newmont Mining Corp. (United States)   8.65%
Harmony Gold Mining Co. Ltd.
 (South Africa)                        8.02%
Gold Fields Ltd. (South Africa)        7.87%
Meridian Gold Inc. (Canada)            6.46%
Freeport McMoran Pfd. (B, C, & D)
 (United States)                       5.68%
Repadre Capital Corp. (Canada)         5.28%
Industrias Penoles, S.A. de C.V.
 (Mexico)                              5.16%
Normandy Mining Ltd. (Australia)       5.12%
Placer Dome Inc. (Canada)              5.10%

--------------------------------------------
ASSET ALLOCATION

U.S. Stocks                           22.08%
Foreign Stocks                        71.77%
Foreign Currency Bonds                 3.13%
U.S. Dollar Cash and Equivalents       3.02%
--------------------------------------------
TOP 5 COUNTRIES

Canada                                39.72%
United States                         22.08%
South Africa                          20.18%
Latin America                          5.96%
Australia                              5.91%


The Fund's portfolio composition is subject to change at any time.

                          FIRST EAGLE SOGEN GOLD FUND
                            SCHEDULE OF INVESTMENTS
                                October 31, 2001

---------------------------------------------------------------------------
       Number                                         Cost          Value
     of Shares                                      (Note 1)      (Note 1)
---------------------------------------------------------------------------
                Common and Preferred Stocks (93.85%)

                Australia (5.91%)
      975,000   Normandy Mining Limited            $   581,301   $   686,390
    1,194,840   Otter Gold Mines Limited (a)           735,702       105,145
      230,000   Otter Gold Mines Limited
                Warrants (a)                                --         1,793
                                                   -----------   -----------
                                                     1,317,003       793,328
                                                   -----------   -----------

                Canada (39.72%)
      100,000   Goldcorp Inc.                          270,622     1,178,138
       80,000   Meridian Gold Inc. (a)                 377,316       866,908
      300,000   Repadre Capital Corporation (a)        590,801       708,773
       60,000   Placer Dome Inc.                       657,331       684,600
       47,500   Franco-Nevada Mining Corporation
                Limited                                553,966       676,327
    1,325,000   TVX Gold Inc. (a)                      638,451       556,500
      510,000   Miramar Mining Corporation (a)         425,270       289,179
       18,000   Barrick Gold Corporation               314,760       280,620
       25,000   Pan American Silver Corporation
                (a)                                     86,218        87,415
                                                   -----------   -----------
                                                     3,914,735     5,328,460
                                                   -----------   -----------

                South Africa (20.18%)
      185,000   Harmony Gold Mining Company
                Limited                                848,664     1,076,117
      197,500   Gold Fields Limited                    703,998       895,625
       35,000   Gold Fields Limited ADR                153,106       160,300
       30,000   AngloGold Limited ADR                  570,265       497,700
    1,500,000   Consolidated African Mines
                Limited (a)                            213,392        76,287
                                                   -----------   -----------
                                                     2,489,425     2,706,029
                                                   -----------   -----------

                United States (22.08%)
       50,000   Newmont Mining Corporation           1,528,282     1,160,000
       75,000   Homestake Mining Company               623,436       615,000
       75,000   Royal Gold, Inc.                       289,082       425,250
       45,000   Freeport McMoRan Copper & Gold
                Inc., Preferred Series `D' (b)         927,304       366,750
       20,000   Freeport McMoRan Copper & Gold
                Inc., Preferred Series `C' (b)         654,161       337,000
        2,500   Freeport McMoRan Copper & Gold
                Inc., Preferred Series `B' (b)          80,775        57,625
                                                   -----------   -----------
                                                     4,103,040     2,961,625
                                                   -----------   -----------

                Miscellaneous (5.96%)
      700,000   Industrias Penoles, S.A. de C.V.     1,270,402       692,067
      766,806   Compania Minera Arcata S.A. (a)        514,222       107,012
                                                   -----------   -----------
                                                     1,784,624       799,079
                                                   -----------   -----------

                Total Common and Preferred Stocks   13,608,827    12,588,521
                                                   -----------   -----------

                          FIRST EAGLE SOGEN GOLD FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2001

---------------------------------------------------------------------------
  Principal                                           Cost          Value
   Amount                                           (Note 1)      (Note 1)
---------------------------------------------------------------------------
                Non U.S. Dollar Convertible Bond (3.13%)
CAD$1,150,000   Kinross Gold Corporation 5 1/2%
                12/05/2006                         $   423,211   $   420,224
                                                   -----------   -----------

                Short-Term Investment (1.74%)
      234,000   General Electric Capital
                Corporation 2.53% due 11/01/2001       234,000       234,000
                                                   -----------   -----------

                Total Investments (98.72%)         $14,266,038*  13,242,745**
                                                   -----------
                                                   -----------
                Other assets in excess of
                liabilities (1.28%)                                  171,238
                                                                 -----------
                Net assets (100.00%)                             $13,413,983
                                                                 -----------
                                                                 -----------

---------

Foreign Currency
CAD -- Canadian Dollar

 * At October 31, 2001, the cost of investments for federal income tax purposes equals $14,853,318.

 ** Gross unrealized appreciation and depreciation of securities at October 31, 2001, based on cost for federal income tax purposes, $2,308,415 and $3,918,988, respectively (net depreciation was $1,610,573).

(a) Non-income producing security.

(b) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.

---------
See Notes to Financial Statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                         FIRST EAGLE SOGEN FUNDS, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                                October 31, 2001

---------------------------------------------------------------------------
                                                           First Eagle
                                                              SoGen
                                                           Global Fund
---------------------------------------------------------------------------
Assets:
 Investments, at value (cost: $1,543,430,555,
   $522,643,890, $26,347,175 and $14,266,038
   respectively) (Note 1)...............................  $1,552,526,306
 Cash...................................................              --
 Receivable for forward currency contracts held, at
   value (Notes 1 and 6)................................         945,244
 Receivable for investment securities sold..............       6,967,327
 Receivable for Fund shares sold........................       1,943,467
 Receivable from Adviser (Note 2).......................              --
 Accrued interest and dividends receivable..............       8,462,075
 Prepaid expense........................................         211,388
 Deferred offering costs (Note 1).......................              --
                                                          --------------
   Total Assets.........................................   1,571,055,807
                                                          --------------
Liabilities:
 Due to broker..........................................         391,831
 Payable for Fund shares redeemed.......................       1,233,762
 Payable for investment securities purchased............       6,819,130
 Payable for forward currency contracts held, at value
   (Notes 1 and 6)......................................       2,304,582
 Investment advisory fees payable (Note 2)..............         990,863
 Distribution fees payable (Note 3).....................         327,835
 Offering costs payable (Note 1)........................              --
 Accrued expenses and other liabilities.................       1,023,603
                                                          --------------
   Total Liabilities....................................      13,091,606
                                                          --------------
Net Assets:
 Capital stock (par value, $0.001 per share)............          68,118
 Capital surplus........................................   1,539,692,599
 Net unrealized appreciation (depreciation) on:
   Investments..........................................       9,095,751
   Forward currency contracts...........................      (1,359,338)
   Foreign currency related transactions................          (7,346)
 Undistributed net realized gains (losses) on
   investments..........................................        (411,525)
 Undistributed net investment income (loss).............      10,885,942
                                                          --------------
   Net Assets (Note 1)..................................  $1,557,964,201
                                                          --------------
                                                          --------------
Class A share capital...................................  $1,511,867,249
Shares of beneficial interest outstanding (Class A)
 (Note 5)...............................................      66,100,286
 Net asset value per share..............................      $22.87
 Maximum offering price per share.......................      $24.07
Class I share capital...................................  $   34,925,536
Shares of beneficial interest outstanding (Class I)
 (Note 5)...............................................       1,525,566
 Net asset value per share..............................      $22.89
Class C share capital...................................  $   11,171,416
Shares of beneficial interest outstanding (Class C)
 (Note 5)...............................................         492,557
 Net asset value per share..............................      $22.68

---------
See Notes to Financial Statements.

------------------------------------------------------------------
     First Eagle
        SoGen              First Eagle            First Eagle
       Overseas               U.S.                   SoGen
         Fund              Value Fund              Gold Fund
------------------------------------------------------------------

     $472,393,850          $ 26,863,220           $ 13,242,745
               --                   369                    288

          724,992                    --                     --
               --                    --                225,021
       10,071,828               220,601                269,657
               --                65,162                     --
        1,820,670                45,625                 32,411
           99,274                    --                  2,505
               --               137,646                     --
     ------------          ------------           ------------
      485,110,614            27,332,623             13,772,627
     ------------          ------------           ------------
          128,653                    --                     --
          247,070                    --                  1,952
        6,737,081               967,952                 39,464
          943,030                   422                     36

          289,423                15,361                  8,319
           90,516                 2,889                  2,773
               --                82,527                     --
          464,076                42,837                306,100
     ------------          ------------           ------------
        8,899,849             1,111,988                358,644
     ------------          ------------           ------------
           42,487                 2,582                  2,174
      568,085,282            25,681,528             41,281,561

      (50,250,040)              516,045             (1,023,293)
         (218,038)                 (422)                   (36)
            8,759                   400                 (4,051)
       (1,413,782)               20,502            (26,869,662)
      (40,043,903)                   --                 27,290
     ------------          ------------           ------------
     $476,210,765          $ 26,220,635           $ 13,413,983
     ------------          ------------           ------------
     ------------          ------------           ------------
     $409,297,960          $  7,360,650           $ 13,413,983
       36,516,794               724,811              2,173,603
        $11.21               $10.16                  $6.17
        $11.80               $10.69                  $6.49
     $ 60,548,034          $ 16,479,701                     --
        5,399,153             1,622,398                     --
        $11.21               $10.16                         --
     $  6,364,771          $  2,380,284                     --
          570,628               234,681                     --
        $11.15               $10.14                         --

                         FIRST EAGLE SOGEN FUNDS, INC.
                            STATEMENTS OF OPERATIONS
                      For the Year Ended October 31, 2001

---------------------------------------------------------------------------
                                                            First Eagle
                                                               SoGen
                                                            Global Fund
---------------------------------------------------------------------------
Investment Income:
 Income:
   Dividends (net of $2,509,207, $1,168,427, $0 and $6,536
    foreign taxes withheld, respectively).................  $ 34,851,182
   Interest...............................................    25,160,417
                                                            ------------
    Total income from operations..........................    60,011,599
 Expenses:
   Investment advisory fees (Note 2)......................    12,490,057
   Distribution fees -- Class A and Class C (Note 3)......     4,092,850
   Shareholder servicing agent fees.......................     2,299,073
   Legal fees (Note 1)....................................     1,953,072
   Custodian fees.........................................     1,307,620
   Printing fees..........................................       210,488
   Audit fees.............................................       179,494
   Directors' fees........................................       161,879
   Registration and filing fees...........................        69,987
   Amortization of deferred offering costs (Note 1).......            --
   Miscellaneous fees.....................................       142,420
                                                            ------------
    Total expenses from operations........................    22,906,940
                                                            ------------
 Expense reductions due to earnings credits (Note 1)......       (32,473)
 Expense reimbursements (Note 2)..........................            --
                                                            ------------
 Net expenses from operations.............................    22,874,467
                                                            ------------
 Net investment income (loss) (Note 1)....................    37,137,132
                                                            ------------
Realized and Unrealized Gains (Losses) on Investments and
 Foreign Currency Related Transactions (Notes 1 and 6):
 Net realized gains (losses) from:
   Investment transactions................................   147,412,281
   Foreign currency related transactions..................      (274,964)
                                                            ------------
                                                             147,137,317
                                                            ------------
Change in unrealized appreciation (depreciation) of:
   Investments............................................   (28,690,288)
   Foreign currency related transactions..................    (8,888,590)
                                                            ------------
                                                             (37,578,878)
                                                            ------------
Net gain on investments and foreign currency related
 transactions.............................................   109,558,439
                                                            ------------
Net Increase in Net Assets Resulting from Operations......  $146,695,571
                                                            ------------
                                                            ------------

---------
See Notes to Financial Statements.

----------------------------------------------------------------
     First Eagle
        SoGen              First Eagle            First Eagle
       Overseas               U.S.                   SoGen
         Fund              Value Fund              Gold Fund
----------------------------------------------------------------

     $  9,014,550           $    15,120           $    287,606
        1,680,061                30,522                 35,782
     ------------           -----------           ------------
       10,694,611                45,642                323,388

        3,298,050                26,059                 80,615
        1,032,150                 4,337                 26,871
          666,584                21,803                 72,163
          885,509                   530                 23,374
          508,492                 5,119                 17,968
           69,830                   741                  3,591
           75,982                21,725                 35,364
           37,581                   430                  1,190
           48,872                 8,677                 21,622
               --                22,688                     --
           37,688                   392                  2,998
     ------------           -----------           ------------
        6,660,738               112,501                285,756
     ------------           -----------           ------------
           (6,229)                   --                   (818)
               --               (65,162)                    --
     ------------           -----------           ------------
        6,654,509                47,339                284,938
     ------------           -----------           ------------
        4,040,102                (1,697)                38,450
     ------------           -----------           ------------

        1,416,390                22,499             (2,136,740)
       14,046,265                  (300)                 6,584
     ------------           -----------           ------------
       15,462,655                22,199             (2,130,156)
     ------------           -----------           ------------

       (9,562,987)              516,045              5,947,717
       (4,197,363)                  (22)                (4,327)
     ------------           -----------           ------------
      (13,760,350)              516,023              5,943,390
     ------------           -----------           ------------

        1,702,305               538,222              3,813,234
     ------------           -----------           ------------
     $  5,742,407           $   536,525           $  3,851,684
     ------------           -----------           ------------
     ------------           -----------           ------------

                         FIRST EAGLE SOGEN FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------------------
                                                              First Eagle SoGen
                                                                 Global Fund
                                             ----------------------------------------------------
                                                                  Period From
                                               Year Ended       April 1, 2000 to     Year Ended
                                             October 31, 2001   October 31, 2000   March 31, 2000
-------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)..............   $   37,137,132     $   27,741,508    $   51,506,533
 Net realized gain from investments and
  foreign currency related transactions....      147,137,317         62,945,843       212,352,942
 (Decrease) Increase in unrealized
  appreciation (depreciation) of
  investments and foreign currency related
  transactions.............................      (37,578,878)       (62,743,824)      129,940,211
                                              --------------     --------------    --------------
  Net increase (decrease) in net assets
    resulting from operations..............      146,695,571         27,943,527       393,799,686
                                              --------------     --------------    --------------
Distributions to Shareholders:
 Dividends paid from net investment
  income...................................      (87,440,626)                --       (75,711,375)
 Distributions paid from net realized gains
  from investment transactions.............     (200,503,578)                --      (122,354,661)
                                              --------------     --------------    --------------
  Decrease in net assets resulting from
    distributions..........................     (287,944,204)                --      (198,066,036)
                                              --------------     --------------    --------------
Fund Share Transactions (Note 5):
 Net proceeds from shares sold.............      162,877,299        135,696,998       186,563,394
 Net asset value of shares issued for
  reinvested dividends and distributions...      273,439,640                 --       187,409,473
 Cost of shares redeemed...................     (366,336,312)      (340,436,991)     (838,465,578)
                                              --------------     --------------    --------------
  Increase (Decrease) in net assets from
    Fund share transactions................       69,980,627       (204,739,993)     (464,492,711)
                                              --------------     --------------    --------------
  Net (decrease) increase in net assets....      (71,268,006)      (176,796,466)     (268,759,061)
Net Assets (Note 1):
 Beginning of period.......................    1,629,232,207      1,806,028,673     2,074,787,734
                                              --------------     --------------    --------------
 End of period (including undistributed
  (overdistributed) net investment income
  of $10,885,942, $56,893,079, $4,914,159,
  $(40,043,903), $16,725,746, $4,497,430
  and $0 respectively).....................   $1,557,964,201     $1,629,232,207    $1,806,028,673
                                              --------------     --------------    --------------
                                              --------------     --------------    --------------

---------
See Notes to Financial Statements.

    ------------------------------------------------------------------------------
                       First Eagle SoGen                          First Eagle
                         Overseas Fund                          U.S. Value Fund
    -------------------------------------------------------   --------------------
                           Period From                          Period From
       Year Ended         April 1, 2000 to    Year Ended      September 4, 2001 to
    October 31, 2001      October 31, 2000   March 31, 2000   October 31, 2001
    -------------------------------------------------------   --------------------

       $   4,040,102       $   5,824,246     $  10,134,623        $    (1,697)
          15,462,655          23,117,092        68,766,189             22,199
         (13,760,350)        (32,121,003)       62,885,115            516,023
       -------------       -------------     -------------        -----------
           5,742,407          (3,179,665)      141,785,927            536,525
       -------------       -------------     -------------        -----------
         (21,778,190)                 --        (5,795,262)                --
         (75,298,528)                 --       (20,928,842)                --
       -------------       -------------     -------------        -----------
         (97,076,718)                 --       (26,724,104)                --
       -------------       -------------     -------------        -----------
         160,805,713         145,135,796       299,315,210         25,697,089
          92,813,118                  --        25,664,683                 --
        (105,307,230)       (199,737,019)     (419,030,776)           (12,979)
       -------------       -------------     -------------        -----------
         148,311,601         (54,601,223)      (94,050,883)        25,684,110
       -------------       -------------     -------------        -----------
          56,977,290         (57,780,888)       21,010,940         26,220,635
         419,233,475         477,014,363       456,003,423                 --
       -------------       -------------     -------------        -----------
       $ 476,210,765       $ 419,233,475     $ 477,014,363        $26,220,635
       -------------       -------------     -------------        -----------
       -------------       -------------     -------------        -----------

                         FIRST EAGLE SOGEN FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------
                                                                First Eagle SoGen
                                                                    Gold Fund
                                             -------------------------------------------------------
                                                                    Period From
                                               Year Ended          April 1, 2000 to    Year Ended
                                             October 31, 2001      October 31, 2000   March 31, 2000
----------------------------------------------------------------------------------------------------
Operations:
 Net investment income......................     $    38,450         $   208,083       $    364,230
 Net realized loss from investments and
  foreign currency related transactions.....      (2,130,156)         (2,349,183)        (4,238,656)
 Increase in unrealized appreciation
  (depreciation) of investments and foreign
  currency related transactions.............       5,943,390             414,048          3,781,035
                                                 -----------         -----------       ------------
  Net increase (decrease) in net assets
    resulting from operations...............       3,851,684          (1,727,052)           (93,391)
                                                 -----------         -----------       ------------
Distributions to Shareholders:
 Dividends paid from net investment
  income....................................        (444,560)                 --           (410,071)
 Distributions paid from net realized gains
  from investment transactions..............              --                  --                 --
                                                 -----------         -----------       ------------
  Decrease in net assets resulting from
    distributions...........................        (444,560)                 --           (410,071)
                                                 -----------         -----------       ------------
Fund Share Transactions (Note 5):
 Net proceeds from shares sold..............       3,836,032           5,962,725          5,142,915
 Net asset value of shares issued for
  reinvested dividends and distributions....         425,126                  --            391,556
 Cost of shares redeemed....................      (4,002,710)         (7,485,676)       (10,214,073)
                                                 -----------         -----------       ------------
  Increase (Decrease) in net assets from
    Fund share transactions.................         258,448          (1,522,951)        (4,679,602)
                                                 -----------         -----------       ------------
  Net increase (decrease) in net assets.....       3,665,572          (3,250,003)        (5,183,064)
Net Assets (Note 1):
 Beginning of period........................       9,748,411          12,998,414         18,181,478
                                                 -----------         -----------       ------------
 End of period (including undistributed net
  investment income of $27,290, $427,595 and
  $223,185, respectively)...................     $13,413,983         $ 9,748,411       $ 12,998,414
                                                 -----------         -----------       ------------
                                                 -----------         -----------       ------------

---------
See Notes to Financial Statements.

                         FIRST EAGLE SOGEN FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS

Note 1 -- Significant Accounting Policies

First Eagle SoGen Funds, Inc. (the 'Company'), is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Company consists of four separate portfolios, First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund, First Eagle U.S. Value Fund and First Eagle SoGen Gold Fund (each individually a 'Fund' or collectively the 'Funds'). The Funds, formerly SoGen Funds Inc., changed its name to First Eagle SoGen Funds, Inc. effective December 31, 1999. Effective May 23, 2000, the Funds' fiscal year end changed from March 31 to October 31 of each year.

The following is a summary of significant accounting policies adhered to by the
Funds:

(a) Security valuation -- In the case of First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund, First Eagle U.S. Value Fund and First Eagle SoGen Gold Fund, portfolio securities are valued based on market quotations where available. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. Securities for which current market quotations are not readily available and any restricted securities are valued at fair value as determined in good faith by the Valuation Committee of the Board of Directors.

(b) Deferred offering costs -- Offering costs incurred in connection with the organization of the First Eagle U.S. Value Fund are being amortized on a straight-line basis over a twelve-month period from the date the Fund commenced investment operations.

(c) Security transactions and income -- Security transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from security transactions. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income, each Fund amortizes discounts on debt obligations; however, premiums are not amortized.

In November 2000 the American Institute of Certified Public Accountants ('AICPA') issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the 'Guide'). The revised version of the Guide is effective for financial statements issued

                         FIRST EAGLE SOGEN FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

for fiscal years beginning after December 15, 2000. One of the new provisions in the Guide requires investment companies to amortize premiums and discounts on fixed income securities on a scientific basis. Upon adoption, the funds will be required to record a cumulative effect adjustment to conform with accounting principles generally accepted in the United States of America. The effect of this adjustment, effective November 1, 2001, is to increase or decrease accumulated net investment income with an offsetting increase or decrease to accumulated unrealized appreciation (depreciation) on investments. This adjustment will therefore, have no effect on the net assets of the funds.

(d) Expenses -- Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds are allocated to each Fund in proportion to its relative net assets. Earnings credits reduce custodian fees and shareholder servicing agent fees by the amount of interest earned on balances with such service providers. It is important to note that legal fees for the First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle Gold Fund are higher this year than in prior years. As mentioned in the Presidents' Letter, these Funds are involved in a lawsuit with Bank for International Settlements in the hopes of recovering additional monies for the mandatory tender of these shares which took place earlier this year.

(e) Foreign currency translation (First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund First Eagle U.S. Value Fund and First Eagle SoGen Gold
Fund) -- The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of each of First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund, First Eagle U.S. Value Fund and First Eagle SoGen Gold Fund are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of gains and losses on investments which is due to

                         FIRST EAGLE SOGEN FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

changes in foreign exchange rates from that which is due to changes in market prices of the equity securities. However, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

(f) Forward currency contracts (First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund, First Eagle U.S. Value Fund and First Eagle SoGen Gold
Fund) -- In connection with portfolio purchases and sales of securities denominated in foreign currencies, First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund, First Eagle U.S. Value Fund and First Eagle SoGen Gold Fund may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are valued at current market, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

(g) United States income taxes -- No provision has been made for U.S. federal income taxes since it is the intention of each Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of the Internal Revenue Code for a regulated investment company. First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund, First Eagle U.S. Value Fund and First Eagle SoGen Gold Fund declare and pay such income, dividends and capital gains distributions on an annual basis. At October 31, 2001, First Eagle Sogen Gold Fund had the following capital loss carryforwards to offset future capital gain net income:

Carryforward Amount   Expiration Date
-------------------   ---------------
$   (789,246)         October 31, 2004
  (1,336,531)         October 31, 2005
  (9,007,548)         October 31, 2006
  (8,499,197)         October 31, 2007
  (4,351,091)         October 31, 2008
  (2,415,206)         October 31, 2009
$(26,398,819)

                         FIRST EAGLE SOGEN FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

(h) Reclassification of capital accounts -- On the statements of assets and liabilities, as a result of certain differences in the computation of net investment income and net realized capital gains under federal income tax rules and regulations versus accounting principles generally accepted in the United States of America, such as the treatment of foreign currency gains and losses and distributions paid in connection with the redemption of fund shares, a reclassification has been made to increase (decrease) undistributed net investment income, undistributed net realized gains on investments and capital surplus for First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund, First Eagle U.S. Value Fund and First Eagle SoGen Gold Fund as follows:

                       Undistributed Net    Undistributed Net Realized       Capital
                       Investment Income   Gains (Losses) on Investments     Surplus
                       -----------------   -----------------------------     -------
First Eagle SoGen
 Global Fund.........    $  4,296,357              $(134,346,286)          $130,049,929
First Eagle SoGen
 Overseas Fund.......     (39,031,562)               (10,497,888)            49,529,450
First Eagle U.S.
 Value Fund..........           1,697                     (1,697)                    --
First Eagle SoGen
 Gold Fund...........           5,805                     (5,805)                    --

(i) Use of estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2 -- Investment Advisory Agreements and Transactions with Related Persons

Arnhold and S. Bleichroeder Advisers, Inc. (the 'Adviser'), a wholly owned subsidiary of Arnhold and S. Bleichroeder, Inc. ('A&SB'), manages the Funds. For its services, the Adviser receives, pursuant to an Investment Advisory Agreement between the Funds and the Adviser (the 'Advisory Agreement') an annual advisory fee as follows: First Eagle SoGen Global Fund at a rate of 1% of the first

                         FIRST EAGLE SOGEN FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

$25,000,000 and 0.75% in excess of $25,000,000, First Eagle SoGen Overseas Fund at 0.75%, First Eagle U.S. Value Fund at 0.75% and First Eagle SoGen Gold Fund at 0.75%.

On December 22, 1999, the shareholders and on October 22, 1999, the Board of Directors approved the Advisory Agreement between the Fund and the Adviser effective December 31, 1999. The Advisory Agreement is substantially the same as the prior investment advisory agreement with Societe Generale Asset Management Corp ('SGAM Corp'.), except that each Fund now pays accrued advisory fees on a monthly basis, rather than a quarterly basis.

If necessary, the Adviser will reimburse the First Eagle U.S. Value Fund to the extent that the aggregate annual expenses exceed 1.50% for Class A, 1.25% for Class I and 2.25% for Class C of average daily net assets. For the period from September 4, 2001 to October 31, 2001, the Adviser has agreed to pay the Fund $65,162 so that each class of the Fund could maintain the above expense ratios. Expense reimbursements are accrued daily and paid yearly.

For the year ended October 31, 2001, A&SB, the principal underwriter, realized $136,574, $49,908, $5,121 and $9,006 after reallowance to others, pertaining to the sale of shares of First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund, First Eagle U.S. Value Fund and First Eagle SoGen Gold Fund, respectively. For the year ended October 31, 2001, A&SB received $180,095, $29,027, $15,200 and $300 in brokers' commissions for portfolio transactions executed on behalf of First Eagle SoGen Global Fund, First Eagle SoGen Overseas, First Eagle U.S. Value Fund and First Eagle SoGen Gold Fund, respectively.

Note 3 -- Plans of Distribution (First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund, First Eagle U.S. Value Fund and First Eagle SoGen Gold
Fund)

Under the terms of the Distribution Plans and Agreements ('the Plans') with A&SB, pursuant to the provisions of Rule 12b-1 under the Investment Company Act of 1940, First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund, First Eagle U.S. Value Fund and First Eagle SoGen Gold Fund pay A&SB quarterly, a distribution fee with respect to Class A and Class C shares at an annual rate of up to 0.25% and 1%, respectively of average daily net

                         FIRST EAGLE SOGEN FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

assets. Under the Plans, A&SB is obligated to use the amounts received under the Plans for payments to qualifying dealers for their assistance in the distribution of a Fund's shares and the provision of shareholder services and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors. The Distribution Agreement is substantially the same as the prior distribution agreement with SGAM Corp.

A&SB bears distribution costs of a Fund to the extent they exceed payments received under the Plan. For the year ended October 31, 2001 the distribution fees paid or payable by First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund, First Eagle U.S. Value Fund and First Eagle SoGen Gold Fund were $4,092,850, $1,032,150, $4,337 and $26,871 respectively.

Note 4 -- Purchases and Sales of Securities

During the year ended October 31, 2001 the aggregate cost of purchases of investments, excluding U.S. Government obligations and short-term securities, totaled $450,181,399, $174,622,726, $22,499,853 and $3,207,896 for First Eagle
SoGen Global Fund, First Eagle SoGen Overseas Fund, First Eagle U.S. Value Fund and First Eagle SoGen Gold Fund, respectively, and proceeds from sales of investments, excluding short-term securities, totaled $577,793,058, $73,312,104, $484,734 and $3,095,641 for First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund, First Eagle U.S. Value Fund and First Eagle SoGen Gold Fund, respectively.

Note 5 -- Capital Stock

Transactions in shares of capital stock were as follows:

-------------------------------------------------------------------------------------------------------------
                                                        Year Ended October 31, 2001
                              -------------------------------------------------------------------------------
                                     First Eagle SoGen                  First Eagle SoGen            First
                                        Global Fund                       Overseas Fund              Eagle
                              --------------------------------   --------------------------------    SoGen
                                Class A     Class I    Class C    Class A      Class I    Class C   Gold Fund
-------------------------------------------------------------------------------------------------------------
Shares sold.................    5,561,193    885,994   461,908    9,717,291   3,374,528   547,071    654,002
Shares issued for reinvested
 dividends and
 distributions..............   12,531,352    203,177     7,467    7,635,308     605,304    10,514     90,646
Shares redeemed.............  (15,374,047)  (112,696)   (6,271)  (8,118,990)   (563,336)  (11,346)  (764,420)
                              -----------   --------   -------   ----------   ---------   -------   --------
Net increase (decrease).....    2,718,498    976,475   463,104    9,233,609   3,416,496   546,239    (19,772)
                              -----------   --------   -------   ----------   ---------   -------   --------
-------------------------------------------------------------------------------------------------------------

                         FIRST EAGLE SOGEN FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

-------------------------------------------------------------------------------------------
                                                                       Period from
                                                                   September 4, 2001
                                                                  to October 31, 2001
                                                              -----------------------------
                                                                       First Eagle
                                                                     U.S. Value Fund
                                                              -----------------------------
                                                              Class A    Class I    Class C
-------------------------------------------------------------------------------------------
Shares sold.................................................  724,812   1,622,398   236,069
Shares redeemed.............................................       (1)         --    (1,388)
                                                              -------   ---------   -------
Net increase................................................  724,811   1,622,398   234,681
                                                              -------   ---------   -------
-------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                Period from April 1, 2000 to October 31, 2000
                             ------------------------------------------------------------------------------------
                                    First Eagle SoGen                    First Eagle SoGen               First
                                       Global Fund                         Overseas Fund                 Eagle
                             --------------------------------   ------------------------------------     SoGen
                               Class A     Class I    Class C     Class A      Class I      Class C    Gold Fund
-----------------------------------------------------------------------------------------------------------------
Shares sold................    5,024,228    365,391    29,677     8,770,016    1,454,012      24,409    1,188,290
Shares redeemed............  (13,083,835)  (472,638)     (224)  (12,733,750)  (1,320,271)        (20)  (1,510,309)
                             -----------   --------   -------   -----------   ----------   ---------   ----------
Net (decrease) increase....   (8,059,607)  (107,247)   29,453    (3,963,734)     133,741      24,389     (322,019)
                             -----------   --------   -------   -----------   ----------   ---------   ----------
-----------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                 Year Ended March 31, 2000
                                               --------------------------------------------------------------
                                                 First Eagle SoGen         First Eagle SoGen         First
                                                    Global Fund              Overseas Fund           Eagle
                                               ----------------------   ------------------------     SoGen
                                                 Class A     Class I      Class A      Class I     Gold Fund
Shares sold..................................    7,117,410    372,281    18,942,904    3,050,725      859,456
Shares issued for reinvested dividends and
 distributions...............................    7,774,853     59,968     1,847,342       53,682       67,041
Shares redeemed..............................  (33,542,534)  (288,812)  (29,422,421)  (1,503,606)  (1,754,133)
                                               -----------   --------   -----------   ----------   ----------
Net (decrease) increase......................  (18,650,271)   143,437    (8,632,175)   1,600,801     (827,636)
                                               -----------   --------   -----------   ----------   ----------
-------------------------------------------------------------------------------------------------------------

Note 6 -- Commitments

As of October 31, 2001, First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund, First Eagle U.S. Value Fund and First Eagle SoGen Gold Fund had entered into forward currency contracts, as summarized below, resulting in net unrealized depreciation of $1,359,338, $218,038, $422 and $36, respectively.

                         FIRST EAGLE SOGEN GLOBAL FUND

TRANSACTION HEDGES:
Foreign Currency Purchases

---------------------------------------------------------------------------------
Settlement
  Dates               Foreign Currency           U.S. $ Value at     U.S. $ To Be
 Through               To Be Received            October 31, 2001     Delivered
---------------------------------------------------------------------------------
 11/02/01          448,519 Euro                    $    403,667       $    405,524
 11/02/01          332,324 Swiss Franc                  203,381            204,828
 11/05/01          453,930 Canadian Dollar              285,985            286,743
 11/05/01       30,263,974 Japanese Yen                 247,194            247,512
 11/06/01        1,933,473 Euro                       1,740,126          1,741,531
                                                   ------------       ------------
                                                      2,880,353          2,886,138
                                                   ------------       ------------

Foreign Currency Sales
---------------------------------------------------------------------------------
Settlement
  Dates               Foreign Currency            U.S. $ To Be      U.S. $ Value at
 Through              To Be Delivered               Received        October 31, 2001
---------------------------------------------------------------------------------
11/02/01          106,037 Pound Sterling                154,009            154,311
11/05/01          370,834 Euro                          334,865            333,751
                                                   ------------       ------------
                                                        488,874            488,062
                                                   ------------       ------------

PORTFOLIO HEDGES:
Foreign Currency Purchases
---------------------------------------------------------------------------------
Settlement
  Dates             Foreign Currency To          U.S. $ Value at     U.S. $ To Be
 Through                Be Received              October 31, 2001     Delivered
---------------------------------------------------------------------------------
 11/28/01        3,065,000 Australian Dollar          1,540,469          1,571,981
 12/05/01        8,836,000 Swiss Franc                5,411,563          5,484,633
                                                   ------------       ------------
                                                      6,952,032          7,056,614
                                                   ------------       ------------

Foreign Currency Sales
---------------------------------------------------------------------------------
Settlement
  Dates             Foreign Currency To           U.S. $ To Be      U.S. $ Value at
 Through                Be Delivered                Received        October 31, 2001
---------------------------------------------------------------------------------
 11/28/01        3,065,000 Australian Dollar          1,582,982          1,540,469
 12/05/01        8,836,000 Swiss Franc                4,983,411          5,411,563
  2/14/02    5,505,807,000 Japanese Yen              45,177,393         45,342,987
  2/14/02    8,169,425,000 Japanese Yen              67,721,805         66,820,188
  2/21/02       54,857,000 Euro                      47,858,700         49,349,004
  2/21/02        4,541,000 Euro                       4,000,586          4,080,762
  4/17/02        6,904,000 New Zealand Dollar         2,776,789          2,806,476
                                                   ------------       ------------
                                                    174,101,666        175,351,449
                                                   ------------       ------------
                                                   $184,422,925       $185,782,263
                                                   ------------       ------------
                                                   ------------       ------------

----------------------------------------
 Unrealized             Unrealized
Appreciation at        Depreciation at
October 31, 2001       October 31, 2001
----------------------------------------
          --             $    (1,857)
          --                  (1,447)
          --                    (758)
          --                    (318)
          --                  (1,405)
    --------             -----------
          --                  (5,785)
    --------             -----------

----------------------------------------
 Unrealized             Unrealized
Appreciation at        Depreciation at
October 31, 2001       October 31, 2001
----------------------------------------
          --                    (302)
    $  1,114                      --
    --------             -----------
       1,114                    (302)
    --------             -----------

----------------------------------------
 Unrealized             Unrealized
Appreciation at        Depreciation at
October 31, 2001       October 31, 2001
----------------------------------------
          --                 (31,512)
          --                 (73,070)
    --------             -----------
          --                (104,582)
    --------             -----------

----------------------------------------
 Unrealized             Unrealized
Appreciation at        Depreciation at
October 31, 2001       October 31, 2001
----------------------------------------
      42,513                      --
          --                (428,152)
          --                (165,594)
     901,617                      --
          --              (1,490,304)
          --                 (80,176)
          --                 (29,687)
    --------             -----------
     944,130              (2,193,913)
    --------             -----------
    $945,244             $(2,304,582)
    --------             -----------
    --------             -----------

                        FIRST EAGLE SOGEN OVERSEAS FUND

TRANSACTION HEDGES:
Foreign Currency Purchases

----------------------------------------------------------------------------------
Settlement
  Dates               Foreign Currency           U.S. $ Value at     U.S. $ To Be
 Through               To Be Received            October 31, 2001     Delivered
----------------------------------------------------------------------------------
 11/01/01          110,182 Canadian Dollar         $     69,417       $     70,040
 11/01/01          233,314 Hong Kong Dollar              29,912             29,914
 11/01/01          232,792 Mexican Peso                  25,126             25,167
 11/02/01          246,816 Euro                         222,134            223,156
 11/05/01          681,155 Canadian Dollar              429,142            430,737
 11/05/01       30,263,974 Japanese Yen                 247,194            247,511
 11/05/01          143,045 Pound Sterling               208,166            207,920
 11/05/01           34,504 Singapore Dollar              18,927             18,918
 11/05/01        1,857,486 Swiss Franc                1,136,772          1,142,108
 11/06/01        2,127,869 Euro                       1,915,082          1,917,968
                                                   ------------       ------------
                                                      4,301,872          4,313,439
                                                   ------------       ------------


PORTFOLIO HEDGES:
Foreign Currency Purchases
----------------------------------------------------------------------------------
Settlement
  Dates               Foreign Currency           U.S. $ Value at     U.S. $ To Be
 Through               To Be Received            October 31, 2001     Delivered
----------------------------------------------------------------------------------
 11/28/01          544,000 Australian Dollar            273,414            278,582
 12/05/01          294,000 Swiss Franc                  180,059            305,311
                                                   ------------       ------------
                                                        453,473            583,893
                                                   ------------       ------------

Foreign Currency Sales
----------------------------------------------------------------------------------
Settlement
  Dates               Foreign Currency            U.S. $ To Be      U.S. $ Value at
 Through              To Be Delivered               Received        October 31, 2001
----------------------------------------------------------------------------------
 11/28/01          544,000 Australian Dollar            282,640            273,414
 12/05/01          294,000 Swiss Franc                  171,142            180,059
  2/14/02    3,580,237,000 Japanese Yen              29,702,980         29,286,661
  2/14/02    5,775,176,000 Japanese Yen              47,768,082         47,468,890
  2/21/02        2,218,000 Euro                       1,963,253          1,992,432
  2/21/02       22,720,000 Euro                      19,867,729         20,434,160
  1/09/02    8,469,214,000 South Korean Won           6,384,702          6,562,738
  1/09/02      411,260,000 South Korean Won             313,939            318,683
  4/17/02        3,135,000 New Zealand Dollar         1,260,897          1,274,378
                                                   ------------       ------------
                                                    107,715,364        107,791,415
                                                   ------------       ------------
                                                   $112,470,709       $112,688,747
                                                   ------------       ------------
                                                   ------------       ------------

----------------------------------------
 Unrealized             Unrealized
Appreciation at        Depreciation at
October 31, 2001       October 31, 2001
----------------------------------------
          --              $    (623)
          --                     (2)
          --                    (41)
          --                 (1,022)
          --                 (1,595)
          --                   (317)
    $    246                     --
           9                     --
          --                 (5,336)
          --                 (2,886)
    --------              ---------
         255                (11,822)
    --------              ---------

----------------------------------------
 Unrealized             Unrealized
Appreciation at        Depreciation at
October 31, 2001       October 31, 2001
----------------------------------------
          --                 (5,168)
          --               (125,252)
    --------              ---------
          --               (130,420)
    --------              ---------

----------------------------------------
 Unrealized             Unrealized
Appreciation at        Depreciation at
October 31, 2001       October 31, 2001
----------------------------------------
       9,226                     --
          --                 (8,917)
     416,319                     --
     299,192                     --
          --                (29,179)
          --               (566,431)
          --               (178,036)
          --                 (4,744)
          --                (13,481)
    --------              ---------
     724,737               (800,788)
    --------              ---------
    $724,992              $(943,030)
    --------              ---------
    --------              ---------

                          FIRST EAGLE U.S. VALUE FUND

TRANSACTION HEDGES:
Foreign Currency Purchases

---------------------------------------------------------------------
Settlement
  Dates         Foreign Currency      U.S. $ Value at    U.S. $ To Be
 Through         To Be Received       October 31, 2001    Delivered
---------------------------------------------------------------------
 11/02/01    114,585 Canadian Dollar      $72,191            $72,613
                                          -------            -------
                                          $72,191            $72,613
                                          -------            -------
                                          -------            -------

                          FIRST EAGLE SOGEN GOLD FUND

TRANSACTION HEDGES:
Foreign Currency Purchases

---------------------------------------------------------------------
Settlement
  Dates        Foreign Currency     U.S. $ Value at    U.S. $ To Be
 Through        To Be Received      October 31, 2001    Delivered
---------------------------------------------------------------------
 11/02/01    9,665 Canadian Dollar       $6,089             $6,125
                                         ------             ------
                                         $6,089             $6,125
                                         ------             ------
                                         ------             ------

--------------------------------------
Unrealized             Unrealized
Appreciation at        Depreciation at
October 31, 2001       October 31, 2001
--------------------------------------
        --                  $(422)
      ----                  -----
        --                  $(422)
      ----                  -----
      ----                  -----

--------------------------------------
Unrealized             Unrealized
Appreciation at        Depreciation at
October 31, 2001       October 31, 2001
--------------------------------------
        --                   $(36)
      ----                   ----
        --                   $(36)
      ----                   ----
      ----                   ----

                         FIRST EAGLE SOGEN FUNDS, INC.
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------
                                                                     Year Ended
                                                                     October 31,
                                                   -----------------------------------------------
                                                                        2001
                                                   -----------------------------------------------
                                                   Class A             Class I             Class C
--------------------------------------------------------------------------------------------------
First Eagle SoGen Global Fund
SELECTED PER SHARE DATA
Net asset value, beginning of year...............  $25.47              $25.53              $25.44
                                                   ------              ------              ------
Income from investment operations:
 Net investment income...........................    0.53                0.58                0.26
 Net realized and unrealized gains (losses) on
  investments....................................    1.45                1.44                1.53
                                                   ------              ------              ------
 Total from investment operations................    1.98                2.02                1.79
                                                   ------              ------              ------

Less distributions:
 Dividends from net investment income............  (1.39)              (1.47)              (1.36)
 Distributions from capital gains................  (3.19)              (3.19)              (3.19)
                                                   ------              ------              ------
 Total distributions.............................  (4.58)              (4.66)              (4.55)
                                                   ------              ------              ------
  Net asset value, end of year...................  $22.87              $22.89              $22.68
                                                   ------              ------              ------
                                                   ------              ------              ------
TOTAL RETURN'DD'.................................     9.0%                9.2%                8.1%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (millions)...............  $1,512              $   35              $   11
Ratio of operating expenses to average net
 assets..........................................     1.4%'D'             1.1%'D'             2.1%'D'
Ratio of net investment income to average net
 assets..........................................     2.2%'D'             2.5%'D'             1.1%'D'
Portfolio turnover rate..........................    29.0%               29.0%               29.0%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                                     Year Ended
                                                                     October 31,
                                                   -----------------------------------------------
                                                                        2001
                                                   -----------------------------------------------
                                                   Class A             Class I             Class C
--------------------------------------------------------------------------------------------------
First Eagle SoGen Overseas Fund
SELECTED PER SHARE DATA
Net asset value, beginning of year...............  $14.31              $14.34              $14.31
                                                   ------              ------              ------
Income from investment operations:
 Net investment income (loss)....................    0.11                0.13               (0.01)
 Net realized and unrealized gains (losses) on
  investments....................................    0.19                0.19                0.21
                                                   ------              ------              ------
 Total from investment operations................    0.30                0.32                0.20
                                                   ------              ------              ------

Less distributions:
 Dividends from net investment income............  (0.76)              (0.81)              (0.72)
 Distributions from capital gains................  (2.64)              (2.64)              (2.64)
                                                   ------              ------              ------
 Total distributions.............................  (3.40)              (3.45)              (3.36)
                                                   ------              ------              ------
  Net asset value, end of year...................  $11.21              $11.21              $11.15
                                                   ------              ------              ------
                                                   ------              ------              ------

TOTAL RETURN'DD'.................................     2.0%                2.2%                1.2%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (millions)...............  $  409              $   61              $    6
Ratio of operating expenses to average net
 assets..........................................     1.5%'D'             1.3%'D'             2.3%'D'
Ratio of net investment income to average net
 assets..........................................     0.9%'D'             1.1%'D'            (0.1%)'D'
Portfolio turnover rate..........................    17.3%               17.3%               17.3%

--------------------------------------------------------------------------------------------------------------------------
           Period From April 1, 2000 to
                    October 31,                                                Year Ended March 31,
---------------------------------------------------   --------------------------------------------------------------------
                       2000                                 2000                        1999                1998     1997
---------------------------------------------------   -----------------   ------------------------------------------------
Class A   Class I    Class C'D''D''D'                 Class A   Class I   Class A   Class I'D''D'
$25.05    $25.07                $24.97                $22.90    $22.90    $27.42            $24.59         $26.68   $26.09
------    ------                ------                ------    ------    ------            ------         ------   ------
  0.41      0.45                  0.11                  0.66      0.71      0.63              0.30           1.47     0.76
  0.01      0.01                  0.36                  4.29      4.31     (2.73)            (1.47)          2.10     1.66
------    ------                ------                ------    ------    ------            ------         ------   ------
  0.42      0.46                  0.47                  4.95      5.02     (2.10)            (1.17)          3.57     2.42
------    ------                ------                ------    ------    ------            ------         ------   ------
    --        --                    --                 (1.07)    (1.12)    (0.83)               --          (1.36)   (1.09)
    --        --                    --                 (1.73)    (1.73)    (1.59)            (0.52)         (1.47)   (0.74)
------    ------                ------                ------    ------    ------            ------         ------   ------
    --        --                    --                 (2.80)    (2.85)    (2.42)            (0.52)         (2.83)   (1.83)
------    ------                ------                ------    ------    ------            ------         ------   ------
$25.47    $25.53                $25.44                $25.05    $25.07    $22.90            $22.90         $27.42   $26.68
------    ------                ------                ------    ------    ------            ------         ------   ------
------    ------                ------                ------    ------    ------            ------         ------   ------
   1.7%#     1.8%#                 1.9%#                22.2%     22.5%     (8.0%)            (4.7%)#        14.4%     9.5%
$1,614    $   14                $    1                $1,790    $   16    $2,063            $   12         $4,035   $3,908
   1.4%*'D'  1.1%*'D'              1.9%*'D'              1.3%      1.1%      1.2%              1.0%*          1.2%     1.2%
   2.8%*'D'  3.0%*'D'              1.1%*'D'              2.7%      2.9%      2.8%              3.0%*          2.8%     3.1%
  11.9%     11.9%                 11.9%                 15.6%     15.6%      9.9%              9.9%          20.6%    12.9%

--------------------------------------------------------------------------------------------------------------------------
           Period From April 1, 2000 to
                    October 31,                                                Year Ended March 31,
---------------------------------------------------   --------------------------------------------------------------------
                      2000                                 2000                        1999                1998     1997
---------------------------------------------------   -----------------   ------------------------------------------------
Class A   Class I    Class C'D'D'D'                   Class A   Class I   Class A   Class I'D''D'
$14.41    $14.43                $14.14                $11.36    $11.37    $13.52            $12.31         $13.84   $13.26
------    ------                ------                ------    ------    ------            ------         ------   ------
  0.19      0.21                    --                  0.28      0.31      0.15              0.41           0.88     0.61
 (0.29)    (0.30)                 0.17                  3.59      3.59     (0.97)            (1.10)          0.31     0.95
------    ------                ------                ------    ------    ------            ------         ------   ------
 (0.10)    (0.09)                 0.17                  3.87      3.90     (0.82)            (0.69)          1.19     1.56
------    ------                ------                ------    ------    ------            ------         ------   ------
    --        --                    --                 (0.18)    (0.20)    (0.57)               --          (0.83)   (0.60)
    --        --                    --                 (0.64)    (0.64)    (0.77)            (0.25)         (0.68)   (0.38)
------    ------                ------                ------    ------    ------            ------         ------   ------
    --        --                    --                 (0.82)    (0.84)    (1.34)            (0.25)         (1.51)   (0.98)
------    ------                ------                ------    ------    ------            ------         ------   ------
$14.31    $14.34                $14.31                $14.41    $14.43    $11.36            $11.37         $13.52   $13.84
------    ------                ------                ------    ------    ------            ------         ------   ------
------    ------                ------                ------    ------    ------            ------         ------   ------
  (0.7%)#   (0.6%)#                1.2%#                34.5%     34.8%     (6.5%)            (5.5%)#        10.0%    12.2%

 $  390    $   28                $    1                $  450    $   27    $  453            $    3         $1,007   $  953
    1.4%*'D'  1.2%*'D'              2.0%*'D'              1.3%      1.2%      1.3%              1.0%*          1.2%     1.3%
    2.2%*'D'  2.5%*'D'             (0.1%)*'D'             2.1%      2.1%      2.2%              2.0%*          2.2%     2.3%
   17.3%     17.3%                 17.3%                 26.6%     26.6%      9.3%              9.3%          22.1%    15.2%

                         FIRST EAGLE SOGEN FUNDS, INC.
                      FINANCIAL HIGHLIGHTS -- (continued)

-------------------------------------------------------------------------------------------------
                                                            Period from September 4, 2001
                                                                 to October 31, 2001
                                                    ---------------------------------------------
                                                    Class A            Class I            Class C
-------------------------------------------------------------------------------------------------

First Eagle U.S. Value Fund
SELECTED PER SHARE DATA
Net asset value, beginning of period..............  $10.00             $10.00             $10.00
                                                    ------             ------             ------
Income from investment operations:
 Net investment loss..............................    --                 --                (0.02)
 Net realized and unrealized gains on
   investments....................................    0.16               0.16               0.16
                                                    ------             ------             ------
Total from investment operations..................    0.16               0.16               0.14
                                                    ------             ------             ------
Less distributions:
 Dividends from net investment income.............    --                 --                 --
 Distributions from capital gains.................    --                 --                 --
                                                    ------             ------             ------
Total distributions...............................    --                 --                 --
   Net asset value, end of period.................  $10.16             $10.16             $10.14
                                                    ------             ------             ------
                                                    ------             ------             ------

TOTAL RETURN'DD'..................................    1.6%               1.6%               1.4%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (millions)................  $    7             $   17             $    2
Ratio of operating expenses to average net
 assets...........................................     1.5%*'D'           1.3%*'D'           2.3%*'D'
Ratio of net investment income to average net
 assets...........................................   (0.2%)*'D'           0.1%*'D'         (1.0%)*'D'
Portfolio turnover rate...........................     2.6%               2.6%               2.6%

                         FIRST EAGLE SOGEN FUNDS, INC.
                      FINANCIAL HIGHLIGHTS -- (continued)

----------------------------------------------------------------------------------------------------------------------------
                                       Period from
                       Year Ended    April 1, 2000 to
                       October 31,     October 31,                                 Year Ended March 31,
                       -----------   ----------------          -------------------------------------------------------------
                           2001             2000                2000              1999               1998               1997
----------------------------------------------------------------------------------------------------------------------------
First Eagle SoGen
Gold Fund
SELECTED PER SHARE
DATA
Net asset value,
 beginning of year...     $4.44           $5.17                $5.44             $7.31             $10.60             $12.25
Income from
 investment
 operations:
 Net investment
   income............      0.02            0.09                 0.15              0.16               0.13               0.26
 Net realized and
   unrealized gains
   (losses) on
   investments.......      1.92           (0.82)               (0.27)            (1.82)             (3.03)             (1.75)
                          -----           -----                -----             -----             ------             ------
 Total from
   investment
   operations........      1.94           (0.73)               (0.12)            (1.66)             (2.90)             (1.49)
                          -----           -----                -----             -----             ------             ------

Less distributions:
 Dividends from net
   investment
   income............     (0.21)         --                    (0.15)            (0.21)             (0.39)             (0.14)
 Distributions from
   capital gains.....     --             --                     --                --                 --                (0.02)
                          -----           -----                -----             -----             ------             ------
 Total
   distributions.....     (0.21)         --                    (0.15)            (0.21)             (0.39)             (0.16)
                          -----           -----                -----             -----             ------             ------
   Net asset value,
    end of year......     $6.17           $4.44                $5.17             $5.44             $ 7.31             $10.60
                          -----           -----                -----             -----             ------             ------
                          -----           -----                -----             -----             ------             ------

TOTAL RETURN'DD'.....      45.2%          (14.1%)#              (2.5%)           (22.8%)            (27.2%)            (12.2%)
RATIOS AND
 SUPPLEMENTAL DATA
Net assets, end of
 year (millions).....     $  13           $  10                $  13             $  18             $   31             $   53
Ratio of operating
 expenses to average
 net assets..........       2.7%            2.6%*'D'             2.2%              1.6%               1.6%               1.5%
Ratio of net
 investment income to
 average net
 assets..............       0.4%            2.9%*'D'             2.3%              2.0%               1.5%               1.2%
Portfolio turnover
 rate................      29.2%           11.7%                15.7%             37.7%              11.2%              16.8%

                         FIRST EAGLE SOGEN FUNDS, INC.
                      FINANCIAL HIGHLIGHTS -- (continued)
                         NOTES TO FINANCIAL HIGHLIGHTS

 'D''D'   July 31, 1998 inception date for Class I shares.

'D''D''D' June 5, 2000 inception date for Class C shares.

 *        Annualized.

 #        Not annualized.

 'DD'     Does not give effect to the deduction of the sales load.

 'D' The ratio of operating expenses to average net assets without the effect of earnings credits and in the case of the First Eagle U.S. Value Fund, without the effect of expense reimbursements are as follows:

----------------------------------------------------------------------------------
                                                              Year Ended
                                                           October 31, 2001
                                                      ---------------------------
                                                      Class A   Class I   Class C
----------------------------------------------------------------------------------

First Eagle SoGen Global Fund.......................    1.4%      1.1%      2.1%
First Eagle SoGen Overseas Fund.....................    1.5%      1.3%      2.3%
First Eagle SoGen Gold Fund.........................    2.7%     N/A       N/A

--------------------------------------------------------------------------------
                                                  Period from September 4, 2001
                                                       to October 31, 2001
                                                  ------------------------------
                                                  Class A*   Class I*   Class C*
--------------------------------------------------------------------------------

First Eagle U.S. Value Fund.....................     3.3%       3.2%       4.1%
--------------------------------------------------------------------------------

   The ratio of net investment income to average net assets without the effect of earnings credits and in the case of the First Eagle U.S. Value Fund, without the effect of expense reimbursements are as follows:

---------------------------------------------------------------------------------
                                                      Year Ended October 31, 2001
                                                      ---------------------------
                                                      Class A   Class I   Class C
---------------------------------------------------------------------------------

First Eagle SoGen Global Fund.......................    2.2%      2.5%      1.1%
First Eagle SoGen Overseas Fund.....................    0.9%      1.1%     (0.1%)
First Eagle SoGen Gold Fund.........................    0.4%     N/A       N/A

--------------------------------------------------------------------------------
                                                  Period from September 4, 2001
                                                       to October 31, 2001
                                                  ------------------------------
                                                  Class A*   Class I*   Class C*
--------------------------------------------------------------------------------

First Eagle U.S. Value Fund.....................     1.6%       2.0%       0.8%
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
      Period from April 1, 2000 to
              October 31,                                             Year Ended March 31,
     ------------------------------             ----------------------------------------------------------------
                  2000                                 2000                  1999
     ------------------------------             -------------------   ------------------
     Class A*   Class I*   Class C* 'D''D''D'     Class A    Class I    Class A    Class I 'D''D'   1998   1997
----------------------------------------------------------------------------------------------------------------
        1.4%       1.1%       1.9%               1.3%       1.1%       1.2%       1.6%            1.2%   1.2%
        1.4%       1.2%       1.9%               1.3%       1.2%       1.3%       1.2%            1.2%   1.3%
        2.6%       N/A        N/A                2.2%       N/A        1.6%       N/A             1.6%   1.5%
----------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------
      Period from April 1, 2000 to
              October 31,                                        Year Ended March 31,
     ------------------------------             ------------------------------------------------------------
                  2000                                 2000                  1999
     ------------------------------             -------------------   --------------------------------------
     Class A*   Class I*   Class C* 'D''D''D'   Class A    Class I    Class A    Class I 'D''D'  1998    1997
----------------------------------------------------------------------------------------------------------------
        2.8%       3.0%       1.1%                2.7%       2.9%       2.7%       2.4%          2.8%   3.1%
        2.2%       2.5%      (0.1%)               2.1%       2.1%       2.2%       1.8%          2.2%   2.3%
        2.9%       N/A        N/A                 2.2%       N/A        2.0%       N/A           1.5%   1.2%
----------------------------------------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders of FIRST EAGLE SOGEN FUNDS, INC.:

We have audited the accompanying statements of assets and liabilities of First Eagle SoGen Funds, Inc. (the 'Funds') consisting of First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund, First Eagle U.S. Value Fund and First Eagle SoGen Gold Fund, including the schedules of investments, as of October 31, 2001, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers. As to securities purchased and sold but not yet received or delivered we performed alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of October 31, 2001, and the results of its operations, the changes in its net assets and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP

New York, New York
December 21, 2001

                         FIRST EAGLE SOGEN FUNDS, INC.
                                TAX INFORMATION
                       Fiscal Year Ended October 31, 2001
                                  (Unaudited)

Each Company portfolio designates the following amounts distributed during the fiscal year ended October 31, 2001, if any, as capital gains dividends and/or dividends eligible for the corporate dividends received deduction:

---------------------------------------------------------------------------------------
                                                                           % of
                                                                         Dividends
                                                                         Eligible
                                                                          for the
                                           Aggregate Capital Gains   Dividends Received
Name of Portfolio                           Dividends Distributed       Declaration
---------------------------------------------------------------------------------------
First Eagle SoGen Global Fund............       $168,269,209                15.16%
First Eagle SoGen Overseas Fund..........         16,684,499                 0.71%
First Eagle U.S. Value Fund..............                 --                   --
First Eagle SoGen Gold Fund..............                 --               100.00%

These amounts were previously reported to Company shareholders on their tax year 2000 Forms 1099-DIV. In early 2002, shareholders will receive information regarding any dividends and distributions paid to them by the Company during calendar year 2001.

                         First Eagle SoGen Funds, Inc.
                          1345 Avenue of the Americas
                              New York, N.Y. 10105


DIRECTORS AND OFFICERS

Directors                                    Investment Adviser
John P. Arnhold                              Arnhold and S. Bleichroeder
Candace K. Beinecke                            Advisers, Inc.
Edwin J. Ehrlich                             1345 Avenue of the Americas
Robert J. Gellert                            New York, N.Y. 10105
James E. Jordan
William M. Kelly                             Legal Counsel
Donald G. McCouch                            Shearman & Sterling
Fred J. Meyer                                599 Lexington Avenue
Dominique Raillard                           New York, N.Y. 10022
Nathan Snyder
Stanford S. Warshawsky                       Custodian
                                             The Bank of New York
Officers                                     One Wall Street
Stanford S. Warshawsky                       New York, N.Y. 10286
Chairman of the Board
                                             Shareholder Servicing Agent
John P. Arnhold                              DST Systems, Inc.
Co-President                                 330 West 9th Street
                                             Kansas City, MO 64105
Jean-Marie Eveillard                         (800) 334-2143
Co-President
                                             Underwriter
Charles de Vaulx                             Arnhold and S. Bleichroeder, Inc.
Senior Vice President                        1345 Avenue of the Americas
                                             New York, N.Y. 10105
Robert Bruno
Vice President,                              Independent Auditors
Secretary & Treasurer                        KPMG LLP
                                             757 Third Avenue
Tracy Saltwick                               New York, N.Y. 10017
Vice President &
Compliance Officer

Edwin Olsen
Vice President

Andrew DeCurtis
Vice President

Stefanie Spritzler
Assistant Treasurer

Winnie Chin
Assistant Treasurer

Suzan J. Afifi
Assistant Secretary




This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle SoGen Funds, Inc.






                          STATEMENT OF DIFFERENCES
                          ------------------------

 The dagger symbol shall be expressed as................................ 'D'
 The double dagger symbol shall be expressed as......................... 'DD'